UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-6068

                 AllianceBernstein Institutional Reserves, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: April 30, 2005

                     Date of reporting period: July 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

Portfolio of Investments
July 31, 2004 (unaudited)                       AllianceBernstein Institutional Reserves - Prime Portfolio
----------------------------------------------------------------------------------------------------------
Principal
  Amount
  (000)      Security (a)                                                          Yield         Value
----------------------------------------------------------------------------------------------------------
             COMMERCIAL PAPER - 54.8%
             Aegon Funding Corp.
$  5,000     8/09/04 (b) ......................................................    1.24%    $    4,998,794
             Amstel Funding
  21,500     8/12/04 (b) ......................................................     1.11        21,493,371
  24,000     8/16/04 (b .......................................................     1.18        23,988,987
  15,000     9/14/04 (b) ......................................................     1.30        14,976,708
             ASB Bank
  23,000     8/20/04 (b) ......................................................     1.20        22,986,200
  12,000     8/19/04 (b) ......................................................     1.26        11,992,860
  10,000     11/08/04 (b) .....................................................     1.68         9,954,267
  10,000     1/26/05 (b) ......................................................     1.90         9,906,583
             Aspen Funding Corp.
  10,000     8/02/04 (b) ......................................................     1.30        10,000,000
             Atlantis One Funding
  78,100     8/02/04 (b) ......................................................     1.23        78,100,000
  31,025     1/25/05 (b) ......................................................     1.89        30,736,812
             Bank of America Corp.
  17,200     11/08/04 .........................................................     1.60        17,125,084
             Bank of Ireland
  23,000     8/23/04 (b) ......................................................     1.13        22,984,839
             Banque Caisse D'Epargne L'Etat
  21,500     9/16/04 ..........................................................     1.09        21,470,706
  37,000     12/20/04 .........................................................     1.11        36,841,003
  16,800     12/23/04 .........................................................     1.13        16,724,591
  17,000     9/09/04 ..........................................................     1.35        16,975,775
             Barclay's US Funding
  34,800     9/20/04 ..........................................................     1.44        34,731,792
             Cafco LLC
  17,000     9/07/04 (b) ......................................................     1.47        16,975,010
             Caisse Centrale Jardins
  17,550     8/06/04 ..........................................................     1.15        17,547,758
             CDC
  10,000     11/15/04 (b) .....................................................     1.60         9,953,333
  25,400     11/12/04 (b ......................................................     1.65        25,281,255
             Caisse National Des Caisses
  20,000     8/16/04 (b) ......................................................     1.28        19,990,044
             Citigroup Global Markets
  10,000     8/05/04 ..........................................................     1.26         9,998,950
  40,000     10/19/04 .........................................................     1.57        39,863,933
             Clipper Receivables Corp.
  70,465     8/10/04 (b) ......................................................     1.30        70,444,643
  13,000     8/25/04 (b) ......................................................     1.45        12,987,957


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                                       2

Portfolio of Investments
July 31, 2004 (unaudited)                       AllianceBernstein Institutional Reserves - Prime Portfolio
----------------------------------------------------------------------------------------------------------
Principal
  Amount
  (000)      Security (a)                                                          Yield         Value
----------------------------------------------------------------------------------------------------------
             Danske Corp.
$ 17,400     10/25/04 .........................................................    1.56%    $   17,336,664
             Depfa Bank Europe PLC
  10,000     9/07/04 (b) ......................................................     1.11         9,988,950
             Dexia Delaware LLC
  10,000     10/05/04 .........................................................     1.50         9,973,422
             DNB Nor Bank ASA
  35,000     8/20/04 ..........................................................     1.19        34,979,175
             European Investment Bank
  11,000     10/06/04 .........................................................     1.50        10,970,208
             Fountain Square
  14,925     9/15/04 (b) ......................................................     1.50        14,897,638
             Galaxy Funding
  25,000     8/05/04 (b) ......................................................     1.15        24,997,604
             General Electric Capital
  18,000     8/16/04 ..........................................................     1.09        17,992,370
  20,000     9/03/04 ..........................................................     1.28        19,977,244
  20,000     9/07/04 ..........................................................     1.33        19,973,400
             Giro Balanced Funding Corp.
  60,000     8/20/04 (b) ......................................................     1.25        59,962,500
  26,300     8/11/04 (b) ......................................................     1.31        26,291,387
  42,292     8/13/04 (b) ......................................................     1.32        42,274,942
   8,000     9/07/04 (b) ......................................................     1.35         7,989,200
             Greenwich Capital
  15,000     8/17/04 (b) ......................................................     1.08        14,993,250
             HBOS Treasury Services (Hali-Bkscot) PLC
  50,000     8/16/04 ..........................................................     1.09        49,978,903
  12,700     8/09/04 ..........................................................     1.11        12,697,259
   9,000     8/17/04 ..........................................................     1.20         8,995,500
  20,000     12/17/04 .........................................................     1.68        19,872,133
             HSBC (Hong Kong Sh-Republic) PLC
  15,000     8/09/04 ..........................................................     1.08        14,996,850
  20,800     9/28/04 ..........................................................     1.09        20,764,103
  28,000     8/11/04 ..........................................................     1.17        27,991,810
  25,000     8/12/04 ..........................................................     1.31        24,990,903
  20,000     9/24/04 ..........................................................     1.33        19,960,839
             ING American Insurance Holdings
  15,000     8/12/04 ..........................................................     1.06        14,995,583
  21,000     9/03/04 ..........................................................     1.08        20,979,840
             ING Funding LLC
  10,000     10/07/04 .........................................................     1.50         9,972,500
             KFW International Finance
  16,900     10/18/04 (b) .....................................................     1.23        16,855,539


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                                       3

Portfolio of Investments
July 31, 2004 (unaudited)                       AllianceBernstein Institutional Reserves - Prime Portfolio
----------------------------------------------------------------------------------------------------------
Principal
  Amount
  (000)      Security (a)                                                          Yield         Value
----------------------------------------------------------------------------------------------------------
             Kitty Hawk
$ 33,598     8/10/04 (b) ......................................................    1.16%    $   33,589,339
             NBNZ International London
  18,000     10/05/04 (b) .....................................................     1.15        17,963,200
  20,000     9/13/04 (b) ......................................................     1.49        19,965,233
             Network Rail
   9,000     10/14/04 (b) .....................................................     1.17         8,978,648
  12,000     9/17/04 (b) ......................................................     1.48        11,977,307
  20,000     10/19/04 (b) .....................................................     1.53        19,933,700
  20,000     11/22/04 (b) .....................................................     1.70        19,894,222
             Nordeutsche Landesbank Luxembourg
  10,000     8/10/04 (b) ......................................................     1.18         9,997,389
  13,500     8/11/04 (b) ......................................................     1.18        13,496,018
  22,500     8/03/04 (b) ......................................................     1.20        22,499,250
  20,000     8/09/04 (b) ......................................................     1.23        19,995,217
  50,000     9/15/04 (b) ......................................................     1.28        49,921,778
             Nordea North America
  11,300     9/30/04 ..........................................................     1.20        11,277,777
             Northern Rock PLC
  20,000     10/08/04 (b) .....................................................     1.51        19,943,981
   9,100     10/21/04 (b) .....................................................     1.59         9,067,847
   6,000     10/22/04 (b) .....................................................     1.59         5,978,535
             Private Export Funding
  10,000     1/06/05 (b) ......................................................     1.90         9,917,139
             Proctor & Gamble
  10,000     8/17/04 ..........................................................     1.33         9,994,458
             Prudential PLC
  19,739     9/15/04 ..........................................................     1.47        19,703,536
   8,000     10/08/04 .........................................................     1.52         7,977,369
             San Paolo Financial
  20,000     8/23/04 ..........................................................     1.31        19,984,717
             Santander Fianance Delaware
  38,000     8/06/04 ..........................................................     1.08        37,995,440
             Scaldis Capital LLC
  25,000     9/10/04 (b) ......................................................     1.38        24,962,625
  10,000     10/22/04 (b) .....................................................     1.41         9,968,275
             Societe Generale North America
  12,800     12/23/04 .........................................................     1.12        12,743,054
  25,000     8/09/04 ..........................................................     1.38        24,994,216
             Swedbank
  28,200     8/23/04 ..........................................................     1.38        28,177,299


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                                       4

Portfolio of Investments
July 31, 2004 (unaudited)                       AllianceBernstein Institutional Reserves - Prime Portfolio
----------------------------------------------------------------------------------------------------------
Principal
  Amount
  (000)      Security (a)                                                          Yield         Value
----------------------------------------------------------------------------------------------------------
             Toyota Motor Credit
$ 25,000     8/04/04 (b) ......................................................    1.22%    $   24,998,306
  25,000     10/01/04 (b) .....................................................     1.50        24,937,500
             Unicredit Del
  19,000     11/23/04 .........................................................     1.66        18,900,999
             Westpac Capital
  14,200     8/17/04 ..........................................................     1.05        14,193,787
   9,000     8/12/04 ..........................................................     1.09         8,997,275
             Yorktown Capital
  20,000     8/06/04 (b) ......................................................     1.33        19,997,044
                                                                                            ---------------
             Total Commercial Paper
                 (amortized cost $1,837,603,451) ..............................              1,837,603,451
                                                                                            ---------------
             CERTIFICATES OF DEPOSIT - 19.5%
             Banco Bibao
  20,000     1.20%, 8/16/04 ...................................................     1.20        20,000,000
             Bank of America
  20,200     1.62%, 10/28/04 ..................................................     1.62        20,200,000
             BNP Paribas
  50,000     1.35%, 9/10/04 ...................................................    1.345        50,000,270
             Calyon NY
  20,000     1.535%, 10/15/04 .................................................     1.53        20,000,205
             Citibank N.A.
   7,000     1.17%, 8/12/04 ...................................................     1.17         7,000,000
  19,700     1.19%, 8/20/04 ...................................................     1.19        19,700,000
             Credit Agricole Indosuez
  25,000     1.11%, 9/21/04 ...................................................     1.11        25,000,000
  14,000     1.13%, 9/29/04 ...................................................    1.125        14,000,112
  17,900     1.26%, 12/29/04 ..................................................     1.26        17,900,000
             Credit Lyonnais
  12,000     1.225%, 12/31/04 .................................................     1.14        12,004,192
             Credit Suisse First Boston
  24,000     1.365%, 9/09/04 ..................................................    1.365        24,000,000
             Deutsche Bank
  21,600     1.25%, 10/25/04 ..................................................     1.20        21,602,474
             Dexia Bank
  16,800     1.14%, 12/29/04 ..................................................     1.14        16,800,000
             Dexia CLF
  25,000     1.08%, 8/31/04 ...................................................     1.08        25,000,000
             HBOS (Halifax - Bk Of Scotland)
  16,800     1.14%, 12/31/04 ..................................................     1.14        16,800,000
             HSH Nordbank
  10,000     1.88%, 1/24/05 ...................................................     1.88        10,000,000


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                                       5

Portfolio of Investments
July 31, 2004 (unaudited)                       AllianceBernstein Institutional Reserves - Prime Portfolio
----------------------------------------------------------------------------------------------------------
Principal
  Amount
  (000)      Security (a)                                                          Yield         Value
----------------------------------------------------------------------------------------------------------
             Landesbank Baden - Wurttemberg
$ 18,000     1.20%, 8/20/04 ...................................................    1.195%   $   18,000,045
  10,000     1.28%, 9/13/04 ...................................................     1.27        10,000,116
  20,000     1.365%, 10/15/04 .................................................     1.36        20,000,204
             Natexis
  17,000     1.415%, 9/14/04 ..................................................    1.415        17,000,000
             Nordea Bank
   8,000     1.27%, 8/04/04 ...................................................     1.03         7,999,987
   9,000     1.45%, 11/15/04 ..................................................     1.45         9,000,000
   7,400     1.885%, 1/24/05 ..................................................    1.885         7,400,000
             Regions Bank
  50,000     1.18%, 8/10/04 ...................................................     1.18        50,000,000
             Southtrust Bank
  26,000     1.51%, 10/12/04 ..................................................     1.51        26,000,000
             State Street Bank Trust
  25,000     1.25%, 8/10/04 ...................................................     1.25        25,000,000
             Svenska Handelsbanken
  34,000     1.08%, 8/19/04 ...................................................     1.08        34,000,000
  25,000     1.275%, 9/15/04 ..................................................    1.275        25,000,000
             Toronto Dominion Bank
  16,000     1.075%, 8/25/04 ..................................................    1.075        16,000,000
             Unicredito Italiano
  12,000     1.375%, 9/09/04 ..................................................    1.375        12,000,000
             Washington Mutual
  15,000     1.52%, 9/22/04 ...................................................     1.52        15,000,000
             Wells Fargo
  21,000     1.30%, 8/11/04 ...................................................     1.30        21,000,000
             Westdeutsche Landesbank
  20,000     1.59%, 10/20/04 ..................................................     1.59        20,000,000
                                                                                            ---------------
             Total Certificates of Deposit
                 (amortized cost $653,407,605) ................................                653,407,605
                                                                                            ---------------

             U.S. GOVERNMENT AGENCY OBLIGATIONS -11.8%
             Federal Home Loan Bank
   9,200     1.17%, 12/16/04 ..................................................     1.17         9,200,000
  93,000     1.145%, 8/25/04 FRN ..............................................     1.18        92,997,941
  10,500     6.82%, 12/10/04 ..................................................     1.20        10,709,230
 150,000     1.34%, 9/27/04 FRN ...............................................     1.38       149,990,784
             Federal Home Loan Mortgage Corporation
  29,000     1.17%, 8/20/04 ...................................................     1.17        29,000,000


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                                       6

Portfolio of Investments
July 31, 2004 (unaudited)                       AllianceBernstein Institutional Reserves - Prime Portfolio
----------------------------------------------------------------------------------------------------------
Principal
  Amount
  (000)      Security (a)                                                          Yield         Value
----------------------------------------------------------------------------------------------------------
             Federal National Mortgage Association
$ 80,000     1.10%, 2/11/05 FRN ...............................................    1.12%    $   79,991,525
  25,000     1.536%, 10/28/04 FRN .............................................    1.576        24,997,623
                                                                                            ---------------
             Total U.S Government Agency Obligations
             (amortized cost $396,887,103) ....................................                396,887,103
                                                                                            ---------------
             CORPORATE OBLIGATIONS - 7.2%
             Beta Finance, Inc.
  21,500     1.325%, 2/09/05 FRN (b) ..........................................     1.33        21,500,561
   8,000     1.33%, 1/28/05 FRN (b) ...........................................     1.33         8,000,000
  20,000     1.43%, 10/27/04 (b) ..............................................     1.43        19,999,455
             Centauri Corp USA, Inc.
  16,000     1.325%, 1/28/05 FRN MTN (b) ......................................     1.33        15,999,609
             Chase Bank USA
  41,700     1.313%, 5/11/05 FRN ..............................................    1.313        41,700,000
             Dorada Finance, Inc.
  16,000     1.33%, 1/26/05 FRN (b) ...........................................     1.33        16,000,000
             K2 (USA) LLC
  25,000     1.31%, 3/24/05 FRN (b) ...........................................     1.32        24,998,456
             Royal Bank of Scotland
  18,000     1.335%, 6/20/05 FRN MTN ..........................................    1.365        17,995,183
             Sigma Finance, Inc.
  25,000     1.315%, 5/31/05 FRN MTN (b) ......................................    1.335        24,995,941
  20,000     1.37%, 8/17/05 FRN MTN (b) .......................................     1.39        20,003,520
  10,000     1.603%, 12/17/04 FRN MTN (b) .....................................     1.49        10,004,416
             US Bank
  20,000     1.085%, 8/17/04 MTN ..............................................     1.20        19,999,016
                                                                                            ---------------
             Total Corporate Obligations
             (amortized cost $241,196,157) ....................................                241,196,157
                                                                                            ---------------
             REPURCHASE AGREEMENTS -6.5%
             Goldman Sachs
             1.30%, dated 7/30/04, due 8/02/04 in the amount of $114,012,350
             (cost $114,000,000; collateralized by $16,145,000 FHLB, 5.875%, due 5/03/19, $20,000,000 FMAC, 2.27%, due 4/28/06, $78,275,000
 114,000     FNMA, 2.40%-7.16%, due 5/11/05-8/01/12, value $115,474,989) (c) ..     1.30       114,000,000
             Merrill Lynch
             1.18%, dated 6/04/04, due 8/03/04 in the amount of
             $75,147,500 (cost $75,000,000; collateralized by $12,513,861
             FGPC, 5.50%- 7.50%, due 11/01/01-1/01/34, $76,471,560 FNMS,
  75,000     4.00%-7.50%, due 8/01/18-7/01/34, value $76,501,398) (c) .........     1.18        75,000,000


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                                       7

Portfolio of Investments
July 31, 2004 (unaudited)                       AllianceBernstein Institutional Reserves - Prime Portfolio
----------------------------------------------------------------------------------------------------------
Principal
  Amount
  (000)      Security (a)                                                          Yield         Value
----------------------------------------------------------------------------------------------------------
             Nomura Securities
             1.43%, dated 7/27/04, due 8/27/04 in the amount of $27,016,088
             (cost $27,000,000; collateralized by $32,147,046 FNMA, 5.00%,
$ 27,000     due 6/01/33, value $27,113,498) (c) ..............................    1.43%    $   27,000,000
                                                                                            ---------------
             Total Repurchase Agreements
                 (amortized cost $216,000,000) ................................                216,000,000
                                                                                            ---------------
             TOTAL INVESTMENTS -99.8%
                   (amortized cost $3,345,094,316) ............................              3,345,094,316
                                                                                            ---------------
             Other assets less liabilities- 0.2% ..............................                  7,771,603
                                                                                            ---------------
             NET ASSETS- 100% .................................................             $3,352,865,919
                                                                                            ===============


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                                       8

Portfolio of Investments
July 31, 2004 (unaudited)                  AllianceBernstein Institutional Reserves - Government Portfolio
----------------------------------------------------------------------------------------------------------
Principal
  Amount
  (000)      Security (a)                                                          Yield         Value
----------------------------------------------------------------------------------------------------------
             U.S. GOVERNMENT AGENCY OBLIGATIONS - 43.6%
             FEDERAL NATIONAL MORTGAGE ASSOCIATION - 21.5%
$ 10,000     8/02/04 ...........................................................   1.05%    $ 10,000,000
  12,980     8/11/04 ...........................................................   1.05       12,976,593
   5,000     8/18/04 ...........................................................   1.05        4,997,667
   5,000     8/25/04 ...........................................................   1.05        4,996,646
   6,000     9/29/04 ...........................................................   1.06        5,989,753
  10,000     9/10/04 ...........................................................   1.07        9,988,408
  10,000     8/04/04 ...........................................................   1.09        9,999,394
  30,000     2/11/05 FRN .......................................................   1.12       29,996,822
   5,395     1/18/05 ...........................................................   1.15        5,365,874
   5,000     10/13/04 ..........................................................   1.16        4,988,400
   5,000     12/01/04 ..........................................................   1.17        4,980,337
  25,000     9/01/04 ...........................................................   1.23       24,974,458
  13,000     9/08/04 ...........................................................   1.34       12,981,860
   3,106     9/22/04 ...........................................................   1.46        3,099,576
  40,000     10/28/04 FRN ......................................................  1.576       39,996,197
   5,000     10/27/04 ..........................................................   1.58        4,981,128
                                                                                            ------------
                                                                                             190,313,113
                                                                                            ------------

             FEDERAL HOME LOAN MORTGAGE CORP. - 15.7%
  19,390     8/24/04 ...........................................................  1.055       19,377,470
   7,750     8/16/04 ...........................................................   1.06        7,746,805
   8,743     9/28/04 ...........................................................   1.06        8,728,326
  10,000     9/09/04 ...........................................................   1.07        9,988,706
   8,240     11/15/04 ..........................................................   1.08        8,290,152
  10,000     8/03/04 ...........................................................   1.10        9,999,695
   5,350     12/28/04 ..........................................................   1.10        5,325,806
  10,000     8/31/04 ...........................................................   1.15        9,990,716
  15,000     8/20/04 MTN .......................................................   1.17       15,000,000
   5,000     12/06/04 ..........................................................   1.17        4,979,525
  31,749     9/07/04 ...........................................................   1.35       31,706,263
   3,985     9/14/04 ...........................................................   1.42        3,978,241
   3,300     9/22/04 ...........................................................   1.46        3,293,175
                                                                                            ------------
                                                                                             138,404,880
                                                                                            ------------

             FEDERAL HOME LOAN BANK - 6.4%
   6,000     12/10/04 ..........................................................   1.20        6,119,560
  50,000     9/27/04 FRN .......................................................   1.38       49,996,928
                                                                                            ------------
                                                                                              56,116,488
                                                                                            ------------

             Total U.S. Government Agency Obligations
                (amortized cost $384,834,481) ..................................             384,834,481
                                                                                            ------------



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                                       9

Portfolio of Investments
July 31, 2004 (unaudited)                  AllianceBernstein Institutional Reserves - Government Portfolio
----------------------------------------------------------------------------------------------------------
Principal
  Amount
  (000)      Security (a)                                                          Yield         Value
----------------------------------------------------------------------------------------------------------
             REPURCHASE AGREEMENTS - 56.4%
             ABN AMRO
             1.37%, dated 7/30/04, due 8/02/04 in the amount of $20,002,283
             (cost $20,000,000; collateralized by $37,244,108 FMAC, 7.50%-
$ 20,000     9.00%, due 11/01/26-11/01/31, value $20,121,497) (c) ..............   1.37%    $ 20,000,000
             Bank of America
             1.15%, dated 6/08/04, due 8/5/04 in the amount of $5,009,264
             (cost $5,000,000; collateralized by $5,032,008 FNMA, 5.50%,
   5,000     due 6/01/24, value $5,022,217) (c) ................................   1.15        5,000,000
             Bank of America
             1.26%, dated 6/08/04, due 9/2/04 in the amount of $4,012,040
             (cost $4,000,000; collateralized by $4,277,816 FNMA, 5.50%,
   4,000     due 6/01/24-11/01/33, value $4,017,906) (c) .......................   1.26        4,000,000
             Bank of America
             1.38%, dated 7/21/04, due 8/23/04 in the amount of $5,006,325
             (cost $5,000,000; collateralized by $5,206,098 FMAC, 5.00%-
   5,000     5.50%, due 5/01/24-4/01/34, value $5,022,127) (c) .................   1.38        5,000,000
             Bank of America
             1.39%, dated 7/12/04, due 9/13/04 in the amount of $15,036,488
             (cost $15,000,000; collateralized by $15,100,877 FNMA, 5.50%-
             7.00%, due 3/01/18-7/01/34, $17,568,953 FMAC, 6.50%, due
  15,000     3/01/32-8/01/32, value $15,073,639) (c) ...........................   1.39       15,000,000
             Bank of America
             1.39%, dated 7/12/04, due 9/15/04 in the amount of $15,037,646
             (cost $15,000,000; collateralized by $9,302,856 FNMA, 5.50%, due 6/01/24, $18,513,738 FMAC, 6.00%, due 12/01/32,
  15,000     value $15,068,638) (c) ............................................   1.39       15,000,000
             Bank of Montreal
             1.35%, dated 7/21/04, due 8/19/04 in the amount of $10,010,875
             (cost $4,500,000; collateralized by $4,500,000 U.S. Treasury Bill,
             0%, 8/12/04, $2,782,500 U.S. Treasury Note, 3.125%-6.75%,
             5/15/05-4/15/09, $2,745,500 U.S. Treasury Bond, 5.25%-5.50%,
  10,000     8/15/28-2/15/29, value $10,102,516) (c) ...........................   1.35       10,000,000
             Bank of Montreal
             1.43%, dated 7/21/04, due 9/20/04 in the amount of $10,016,286
             (cost $10,000,000; collateralized by $4,500,000 U.S. Treasury Bill,
             0.00%, 8/12/04, $2,782,500 U.S. Treasury Note, 3.125%-6.75%,
             5/15/05-4/15/09, $2,745,500 U.S. Treasury Bond, 5.25%-5.50%,
  10,000     8/15/28-2/15/29, value $10,102,516 ) (c) ..........................   1.43       10,000,000
             BNP Paribas
             1.33%, dated 7/14/04, due 8/27/04 in the amount of $10,016,256
             (cost $10,000,000; collateralized by $10,211,000 FMAC, 0.00%
  10,000     due 8/10/04, value $10,006,780) (c) ...............................   1.33       10,000,000
             BNP Paribas
             1.39%, dated 7/26/04, due 8/25/04 in the amount of $10,011,583
             (cost $10,000,000; collateralized by $10,209,000 FMAC, 2.85%-
  10,000     4.75%, due 2/23/07-10/11/12, value $10,153,589) (c) ...............   1.39       10,000,000


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                                       10

Portfolio of Investments
July 31, 2004 (unaudited)                  AllianceBernstein Institutional Reserves - Government Portfolio
----------------------------------------------------------------------------------------------------------
Principal
  Amount
  (000)      Security (a)                                                          Yield         Value
----------------------------------------------------------------------------------------------------------
             CS First Boston Corp.
             1.17%, dated 6/07/04, due 8/06/04 in the amount of $10,019,500
             (cost $10,000,000; collateralized by $150,347,272 FMAR, 0.00%
$ 10,000     due 8/01/18-6/01/36, value $10,200,002) (c) .......................   1.17%    $ 10,000,000
             CS First Boston Corp.
             1.34%, dated 7/02/04, due 9/02/04 in the amount of $15,034,617
             (cost $15,000,000; collateralized by $103,751,380 FMAR, 0.00%,
  15,000     due 11/01/17-03/01/34, value $15,300,568)(c) ......................   1.34       15,000,000
             CS First Boston Corp.
             1.39%, dated 7/12/04, due 9/17/04 in the amount of $10,025,869
             (cost $10,000,000; collateralized by $121,030,000 FMAR 0.00%,
  10,000     due 9/01/24, value $10,200,178) (c) ...............................   1.39       10,000,000
             CS First Boston Corp.
             1.40%, dated 7/13/04, due 9/21/04 in the amount of $10,027,222
             (cost $10,000,000; collateralized by $30,978,103 FMAR, 0.00%,
  10,000     due 6/01/32-7/01/32, value $10,201,435) (c) .......................   1.40       10,000,000
             Deutsche Bank
             1.28%, dated 7/06/04, due 8/05/04 in the amount of $6,006,400 (cost
             $6,000,000; collateralized by $5,225,979 GNMA, 3.50%, due 4/20/33,
   6,000     $2,626,425 FNMA, 4.50%, due 10/01/33, value $6,018,962) (c) .......   1.28        6,000,000
             Deutsche Bank
             1.28%, dated 7/06/04, due 8/09/04 in the amount of $6,007,253 (cost
             $6,000,000; collateralized by $5,225,979 GNMA, 3.50%, due 4/20/33,
   6,000     $2,626,425 FNMA, 4.50%, due 10/01/33, value $6,018,962) (c) .......   1.28        6,000,000
             Deutsche Bank
             1.50%, dated 7/15/04, due 10/15/04 in the amount of $5,019,167 (cost
             $5,000,000; collateralized by $4,354,982 GNMA, 3.50%, due 4/20/33,
   5,000     $2,188,687 FNMA, 4.50%, due 10/01/33, value $5,015,802) (c) .......   1.50        5,000,000
             Goldman Sachs & Co.
             1.05%, dated 3/23/04, due 9/30/04 in the amount of $10,055,708
             (cost $10,000,000; collateralized by $16,404,116 GNMA, 6.00%-
  10,000     6.50%, due 8/15/32-11/20/33, value $10,049,535) (c) ...............   1.05       10,000,000
             Goldman Sachs & Co.
             1.30%, dated 7/30/04, due 8/02/04 in the amount of $20,202,188
             (cost $20,200,000; collateralized by $19,888,000 FNMA, 5.00%,
  20,200     due 3/21/07, value $20,557,205) (c) ...............................   1.30       20,200,000
             Greenwich Capital Markets
             1.28%, dated 6/21/04, due 8/19/04 in the amount of $10,020,978
             (cost $10,000,000; collateralized by $10,800,000 FNAR, 0.00%,
  10,000     due 7/01/34, value $10,201,793) (c) ...............................   1.28       10,000,000
             Greenwich Capital Markets
             1.37%, dated 7/30/04, due 8/02/04 in the amount of $15,001,712
             (cost $15,000,000; collateralized by $15,478,672 FNAR, 0.00%
  15,000     due 1/01/34-7/01/34, value $15,303,801) (c) .......................   1.37       15,000,000


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                                       11

Portfolio of Investments
July 31, 2004 (unaudited)                  AllianceBernstein Institutional Reserves - Government Portfolio
----------------------------------------------------------------------------------------------------------
Principal
  Amount
  (000)      Security (a)                                                          Yield         Value
----------------------------------------------------------------------------------------------------------
             Greenwich Capital Markets
             1.37%, dated 7/01/04, due 8/23/04 in the amount of $3,006,051
             (cost $3,000,000; collateralized by $36,127,857 FNAR, 0.00%,
 $ 3,000     due 2/02/02-8/01/34, value $3,060,339) (c) ........................   1.37%    $  3,000,000
             Greenwich Capital Markets
             1.37%, dated 7/02/04, due 8/25/04 in the amount of $6,012,330
             (cost $6,000,000; collateralized by $15,520,000 FNAR, 0.00%,
   6,000     due 11/01/32, value $6,120,303) (c) ...............................   1.37        6,000,000
             Greenwich Capital Markets
             1.44%, dated 7/02/04, due 9/23/04 in the amount of $6,019,920
             (cost $6,000,000; collateralized by $6,345,000 FNAR, 0.00%,
   6,000     due 7/01/34, value $6,124,044) (c) ................................   1.44        6,000,000
             Greenwich Capital Markets
             1.47%, dated 7/01/04, due 9/20/04 in the amount of $3,009,923
             (cost $3,000,000; collateralized by $3,175,000 FNAR, 0.00%,
   3,000     due 7/01/34, value $3,061,503) (c) ................................   1.47        3,000,000
             Lehman Brothers
             1.25%, dated 6/17/04, due 8/16/04 in the amount of $10,020,833
             (cost $10,000,000; collateralized by $10,125,000 U.S. Treasury
  10,000     Note, 1.625%, due 1/31/05, value $10,200,536) (c) .................   1.25       10,000,000
             Lehman Brothers
             1.39%, dated 7/13/04, due 9/09/04 in the amount of $12,062,873
             (cost $12,000,000; collateralized by $12,167,029 FNAR, 0.00%,
  12,000     due 7/01/34, value $12,241,880) (c) ...............................   1.39       12,000,000
             Lehman Brothers
             1.48%, dated 7/13/04, due 10/07/04 in the amount of $7,024,749
             (cost $7,000,000; collateralized by $9,550,000 FMAR, 0.00%,
   7,000     due 5/01/33, value $7,141,160) (c) ................................   1.48        7,000,000
             Merrill Lynch
             1.38%, dated 7/13/04, due 9/10/04 in the amount of $12,027,140
             (cost $12,000,000; collateralized by $10,000,000 FGPC, 4.50%, due
             4/01/08-10/01/18, $11,310,000 FNMS, 4.00%-7.00%, due
  12,000     8/01/13-8/01/31, value $12,241,924) (c) ...........................   1.38       12,000,000
             Merrill Lynch
             1.47%, dated 7/27/04, due 9/24/04 in the amount of $7,016,864
             (cost $7,000,000; collateralized by $6,115,666 FGPC, 7.50%, due
             5/01/30-10/01/30, $10,331,853 FNMS, 5.00%-6.00%, due
   7,000     2/01/14-6/01/34, value $7,140,620) (c) ............................   1.47        7,000,000
             Merrill Lynch
             1.49%, dated 7/12/04, due 10/12/04 in the amount of $10,038,078
             (cost $10,000,000; collateralized by $3,230,000 FGPC, 7.50%, due
             5/01/30, $13,944,265 FNMS, 6.00%-6.50%, due 6/01/19-7/01/34,
  10,000     value $10,200,476) (c) ............................................   1.49       10,000,000
             Merrill Lynch
             1.49%, dated 7/13/04, due 10/14/04 in the amount of $7,026,944
             (cost $7,000,000; collateralized by $2,120,000 FGPC, 4.50%, due
             11/01/18, $7,260,000 FNMS, 5.00%, due 1/01/18-7/01/33, value
   7,000     $7,141,724) (c) ...................................................   1.49        7,000,000


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                                       12

Portfolio of Investments
July 31, 2004 (unaudited)                  AllianceBernstein Institutional Reserves - Government Portfolio
----------------------------------------------------------------------------------------------------------
Principal
  Amount
  (000)      Security (a)                                                          Yield         Value
----------------------------------------------------------------------------------------------------------
             Morgan Stanley
             1.05%, dated 3/23/04, due 9/20/04 in the amount of $10,052,792
             (cost $10,000,000; collateralized by $12,191,198 FNMA, 3.35%-
             6.00%, due 12/01/09-1/01/34, $1,470,588 FMAC, 5.50%, due 1/01/34,
$ 10,000     value $10,042,600) (c) ............................................   1.05%    $ 10,000,000
             Morgan Stanley
             1.27%, dated 6/28/04, due 8/10/04 in the amount of $7,010,619
             (cost $7,000,000; collateralized by $8,533,838 FNMA, 3.35%- 6.00%, due 12/01/09-1/01/34, $1,029,412 FMAC, 5.50%, due 1/01/34,
   7,000     value $7,029,820) (c) .............................................   1.27        7,000,000
             Morgan Stanley
             1.27%, dated 6/18/04, due 8/12/04 in the amount of $5,009,701
             (cost $5,000,000; collateralized by $6,095,599 FNMA, 3.35%- 6.00%, due 12/01/09-1/01/34, $735,294 FMAC, 5.50%, due 1/01/34,
   5,000     value $5,021,300) (c) .............................................   1.27        5,000,000
             Morgan Stanley
             1.27%, dated 6/28/04, due 8/13/04 in the amount of $7,011,359
             (cost $7,000,000; collateralized by $8,533,838 FNMA, 3.35%- 6.00%, due 12/01/09-1/01/34, $1,029,412 FMAC, 5.50%, due 1/01/34,
   7,000     value $7,029,820) (c) .............................................   1.27        7,000,000
             Morgan Stanley
             1.40%, dated 6/18/04, due 9/16/04 in the amount of $5,017,500
             (cost $5,000,000; collateralized by $6,095,599 FNMA, 3.35%- 6.00%, due 12/01/09-1/01/34, $735,294 FMAC, 5.50%, due 1/01/34,
   5,000     value $5,021,300) (c) .............................................   1.40        5,000,000
             Nomura Securities
             1.29%, dated 7/21/04, due 8/11/04 in the amount of $20,015,050
             (cost $20,000,000; collateralized by $23,883,640 FNMA, 5.00%,
  20,000     due 6/01/33-7/01/33, value $20,084,085) (c) .......................   1.29       20,000,000
             Nomura Securities
             1.42%, dated 7/19/04, due 8/11/04 in the amount of $10,009,072
             (cost $10,000,000; collateralized by $11,941,820 FNMA, 5.00%,
  10,000     due 6/01/33-7/01/33, value $10,042,042) (c) .......................   1.42       10,000,000
             Nomura Securities
             1.43%, dated 7/27/04, due 8/11/04 in the amount of $12,007,150
             (cost $12,000,000; collateralized by $14,330,184 FNMA, 5.00%,
  12,000     due 6/01/33-7/01/33, value $12,050,451) (c) .......................   1.43       12,000,000
             Prudential Securities
             1.38%, dated 7/12/04, due 9/03/04 in the amount of $8,016,253
             (cost $8,000,000; collateralized by $37,598,596 FMAR, 3.15%-
   8,000     5.64%, due 2/01/29-11/01/31, value $8,024,963) (c) ................   1.38        8,000,000
             Prudential Securities
             1.38%, dated 7/12/04, due 9/16/04 in the amount of $7,017,710
             (cost $7,000,000; collateralized by $6,319,735 FMAR, 5.43%, due
             4/01/31, $6,421,462 FNMS, 5.50%, due 4/01/33-5/01/33, value
   7,000     $7,031,333) (c) ...................................................   1.38        7,000,000


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                                       13

Portfolio of Investments
July 31, 2004 (unaudited)                  AllianceBernstein Institutional Reserves - Government Portfolio
----------------------------------------------------------------------------------------------------------
Principal
  Amount
  (000)      Security (a)                                                          Yield         Value
----------------------------------------------------------------------------------------------------------
             Salomon Smith Barney
             1.27%, dated 7/12/04, due 8/02/04 in the amount of $5,003,704
             (cost $5,000,000; collateralized by $28,039,666 FNMA, 3.06%-
             11.00%, due 8/01/05-9/01/39, $36,748,171 FMAC, 3.25%-9.50%, due
 $ 5,000     8/01/06-6/01/34, value $5,047,190) (c) ............................   1.27%    $  5,000,000
             Salomon Smith Barney
             1.27%, dated 7/12/04, due 8/06/04 in the amount of $5,004,410
             (cost $5,000,000; collateralized by $28,039,666 FNMA, 3.06%-
             11.00%, due 8/01/05-9/01/39, $36,748,171 FMAC, 3.25%-9.50%,
   5,000     8/01/06-6/01/34, value $5,047,190 ) (c) ...........................   1.27        5,000,000
             Salomon Smith Barney
             1.27%, dated 7/12/04, due 8/09/04 in the amount of $10,009,878
             (cost $10,000,000; collateralized by $56,079,332 FNMA, 3.06%-
             11.00%, due 8/01/05-9/01/39, $73,496,342 FMAC, 3.25%-9.50%,
  10,000     due 8/01/06-6/01/34, value $10,094,381 ) (c) ......................   1.27       10,000,000
             Salomon Smith Barney
             1.27%, dated 7/12/04, due 8/10/04 in the amount of $10,010,231
             (cost $10,000,000; collateralized by $56,079,332 FNMA, 3.06%-
             11.00%, due 8/01/05-9/01/39, $73,496,342 FMAC, 3.25%-9.50%,
  10,000     due 8/01/06-6/01/34, value $10,094,381 ) (c) ......................   1.27       10,000,000
             UBS Warburg LLC
             1.27%, dated 6/17/04, due 8/17/04 in the amount of $5,010,760
             (cost $5,000,000; collateralized by $9,785,000 FNST, 0.00%,
   5,000     due 4/01/33, value $5,100,147) (c) ................................   1.27        5,000,000
             UBS Warburg LLC
             1.29%, dated 6/21/04, due 8/18/04 in the amount of $8,016,627
             (cost $8,000,000; collateralized by $15,660,000 FNST, 0.00%,
   8,000     due 4/01/33, value $8,162,320) (c) ................................   1.29        8,000,000
             UBS Warburg LLC
             1.39%, dated 7/26/04, due 8/26/04 in the amount of $15,017,954
             (cost $15,000,000; collateralized by $75,630,000 FNST, 0.00%,
  15,000     due 1/01/32, value $15,300,561) (c) ...............................   1.39       15,000,000
             UBS Warburg LLC
             1.39%, dated 7/12/04, due 9/10/04 in the amount of $4,009,267
             (cost $4,000,000; collateralized by $7,335,000 FNST, 0.00%,
   4,000     due 12/01/33, value $4,081,679) (c) ...............................   1.39        4,000,000
             UBS Warburg LLC
             1.40%, dated 7/14/04, due 9/22/04 in the amount of $6,016,333
             (cost $6,000,000; collateralized by $9,280,000 FNST, 0.00%,
   6,000     due 8/01/34, value $6,122,944) (c) ................................   1.40        6,000,000
             UBS Warburg LLC
             1.49%, dated 7/12/04, due 10/08/04 in the amount of $5,018,211
             (cost $5,000,000; collateralized by $10,302,230, FNST 0.00%,
   5,000     due 1/01/32-4/01/33, value $5,101,140) (c) ........................   1.49        5,000,000


--------------------------------------------------------------------------------
                                       14

Portfolio of Investments
July 31, 2004 (unaudited)                  AllianceBernstein Institutional Reserves - Government Portfolio
----------------------------------------------------------------------------------------------------------
Principal
  Amount
  (000)      Security (a)                                                          Yield         Value
----------------------------------------------------------------------------------------------------------
             Wachovia Capital
             1.37%, dated 7/01/04, due 8/26/04 in the amount of $15,031,967
             (cost $15,000,000; collateralized by $1,013,445 FMAR, 5.43%, due
             4/01/31, $6,556,068 FNAR, 5.74%-5.78%, due 6/01/32, $102,700,000
             GNMI, 8.00%, due 4/15/30, $6,381,246 FGPC, 10.00%, due 12/01/24,
$ 15,000     value $15,093,940) (c) ............................................   1.37%    $ 15,000,000
             Wachovia Capital
             1.37%, dated 7/02/04, due 8/30/04 in the amount of $8,017,962
             (cost $8,000,000; collateralized by $19,698,105 FGPC, 7.00%-
   8,000     11.50%, due 7/01/19-11/01/31, value $8,060,588) (c) ...............   1.37        8,000,000
             Wachovia Capital
             1.44%, dated 7/02/04, due 9/29/04 in the amount of $7,024,920
             (cost $7,000,000; collateralized by $44,601,749 FNAR, 3.45%-
             4.88%, due 5/01/28-4/03/34, $7,251,524 FMAR, 5.43%, due
   7,000     4/01/31, value $7,026,490) (c) ....................................   1.44        7,000,000
                                                                                            ------------
             Total Repurchase Agreements
                (amortized cost $498,200,000) ..................................             498,200,000
                                                                                            ------------

             TOTAL INVESTMENTS -100%
                (amortized cost $883,034,481) ..................................             883,034,481
             Other assets less liabilities-0% ..................................                 401,354
                                                                                            ------------
             NET ASSETS-100% ...................................................            $883,435,835
                                                                                            ============


--------------------------------------------------------------------------------

Portfolio of Investments
07/31/2004 (unaudited)                       AllianceBernstein Institutional Reserves - Tax-Free Portfolio
----------------------------------------------------------------------------------------------------------
Principal
  Amount
  (000)      Security (a)                                                          Yield         Value
----------------------------------------------------------------------------------------------------------
             MUNICIPAL BONDS - 77.5%
             ALABAMA - 1.7%
             Mobile Health Special Care
             (Infirmary Health Systems, Inc.) Series 00A VRDN
$  6,115     1/01/25(d) ........................................................   1.08%    $    6,115,000
             Mobile Medical Clinic Board
             (Spring Hill Professional Ltd.) Series 96 VRDN
   2,145     2/01/11(d) ........................................................   1.12          2,145,000
             Talladega County
             (Special Obligation School Warrants) Series 03 VRDN
  13,525     2/01/31(d) ........................................................   1.11         13,525,000
                                                                                            --------------
                                                                                                21,785,000
                                                                                            --------------
             ALASKA -0.3%
             Valdez Marine
             (BP Amoco Pipelines Project, Inc.) Series 01K VRDN
   4,000     7/01/37(d) ........................................................   1.10          4,000,000
                                                                                            --------------
             ARIZONA - 0.5%
             Phoenix IDA
             (Desert Botanical Garden Project) VRDN
   6,900     7/01/35(d) ........................................................   1.08          6,900,000
                                                                                            --------------
             ARKANSAS - 0.3%
             Greene County IDA
             (Jimmy Sanders, Inc.) Series 99  AMT VRDN
   4,200     8/01/09(d) ........................................................   1.22          4,200,000
                                                                                            --------------
             CALIFORNIA - 3.8%
             Alameda County IDR
             (Heat & Control Inc. Project) Series 95A AMT VRDN
   3,510     11/01/25(d) .......................................................   1.17          3,510,000
             California Pollution Control SWDR
             (A & M Farms Project) Series 04 AMT VRDN
   2,000     6/01/29(d) ........................................................   1.17          2,000,000
             (B & B Dairy LLC Project) Series 03 AMT VRDN
   8,000     10/01/28(d) .......................................................   1.17          8,000,000
             (George & Jenifer J. Deboer) Series 04 AMT VRDN
   2,500     5/01/29(d) ........................................................   1.17          2,500,000
             (Greenteam of San Jose Project) Series 01A AMT VRDN
   2,930     9/01/16(d) ........................................................   1.12          2,930,000
             (Marborg Industries Project) Series 02 AMT VRDN
   3,900     6/01/22(d) ........................................................   1.12          3,900,000
             Series 04A AMT VRDN
   3,705     6/01/24(d) ........................................................   1.12          3,705,000
             (Norcal Waste Systems, Inc.) Series 02A AMT VRDN
   4,000     7/01/27(d) ........................................................   1.12          4,000,000
             (Sunset Waste Paper, Inc.) Series 00A AMT VRDN
   2,000     11/01/20(d) .......................................................   1.17          2,000,000
             (Vanderham Family Trust) Series 04 AMT VRDN
   2,500     6/01/29(d) ........................................................   1.17          2,500,000
             East Bay Municipal Utility District
             (Alameda & Contra Costa Counties Wtr Sys Refund Bonds)
             Series 02B FSA VRDN
   5,500     6/01/25(d) ........................................................   1.08          5,500,000


--------------------------------------------------------------------------------

Portfolio of Investments
07/31/2004 (unaudited)                       AllianceBernstein Institutional Reserves - Tax-Free Portfolio
----------------------------------------------------------------------------------------------------------
Principal
  Amount
  (000)      Security (a)                                                          Yield         Value
----------------------------------------------------------------------------------------------------------
             Northern California Transmission Agency Revenue
             (Oregon Trans Project) Series 02A FSA VRDN
$  8,000     5/01/24(d) ........................................................   1.06%    $    8,000,000
                                                                                            --------------
                                                                                                48,545,000
                                                                                            --------------
             COLORADO - 1.7%
             Colorado Education & Cultural Facility Authority
             (Fuller Theological Seminary Project) Series 04A VRDN
   9,500     8/01/35(d) ........................................................   1.18          9,500,000
             Traer Creek
             (Metropolitan District Company Revenue)
             Series 04 VRDN
  12,300     10/01/25(d) .......................................................   1.13         12,300,000
                                                                                            --------------
                                                                                                21,800,000
                                                                                            --------------
             FLORIDA - 4.5%
             Alachua County IDR
             (Rock Industrial, Inc. Project) AMT VRDN
   5,000     11/01/22(d) .......................................................   1.13          5,000,000
             Broward County HFA MFHR
             (Sawgrass Pines Apartments) Series 93A AMT VRDN
   3,000     11/01/23(d) .......................................................   1.14          3,000,000
              Davie Florida
             (United Jewish Community Project) Series 03 VRDN
   6,475     1/01/25(d) ........................................................   1.08          6,475,000
             Florida HFA MFHR
             (EEE Carlton Arms II) VRDN
   4,500     12/01/08(d) .......................................................   1.11          4,500,000
             Florida Housing Finance Corp. MFHR
             (Charleston Landings Apartments) Series 01 I-A VRDN
   1,000     7/01/31(d) ........................................................   1.08          1,000,000
             (Wellesley Apartments) Series 03O AMT VRDN
   5,000     8/01/35(d) ........................................................   1.11          5,000,000
             (Wexford Apartments) Series 03P AMT VRDN
   5,000     8/1/35(d) .........................................................   1.11          5,000,000
             Hillsborough County HFA MFHR
             (Brandon Crossing Apartments) Series 98A AMT VRDN
   2,000     11/15/31(d) .......................................................   1.13          2,000,000
             Hillsborough County IDA MFHR
             (Tampa Metropolitian Area YMCA Project) Series 00 VRDN
   3,500     3/01/25(d) ........................................................   1.13          3,500,000
             Jacksonville Economic Development Commission
             (Bolles School Project) Series 99A VRDN
   2,380     7/01/14(d) ........................................................   1.09          2,380,000
             Miami Dade County HFA
             (Ward Towers Assisted Living Facility)
             Series 02-8 AMT VRDN
   1,600     8/01/33(d) ........................................................   1.13          1,600,000
             Miami Dade County IDA
             (Badia Spices, Inc. Project) Series 03 AMT VRDN
   2,000     11/01/23(d) .......................................................   1.13          2,000,000
             Ocean High Way & Port Authority
             (Revenue Bonds)
             Series 90 AMT VRDN
   4,000     12/01/20(d) .......................................................   1.13          4,000,000


--------------------------------------------------------------------------------

Portfolio of Investments
07/31/2004 (unaudited)                       AllianceBernstein Institutional Reserves - Tax-Free Portfolio
----------------------------------------------------------------------------------------------------------
Principal
  Amount
  (000)      Security (a)                                                          Yield         Value
----------------------------------------------------------------------------------------------------------
             Tampa Educational Facilities Revenue Bonds
             (Academy of The Holy Names Project) Series 01 VRDN
$ 10,340     3/01/22(d) ........................................................   1.08%    $   10,340,000
             City of Tampa
             (Tampa Preparatory School, Inc.) Series 00 VRDN
   2,000     11/01/25(d) .......................................................   1.08          2,000,000
                                                                                            --------------
                                                                                                57,795,000
                                                                                            --------------
             GEORGIA - 3.5%
             Atlanta MFHR
             (M - Street Apartment Project) Series 03 AMT VRDN
   7,000     3/01/43(d) ........................................................   1.18          7,000,000
             Clayton County Housing Authority MFHR
             (Ashton Walk Apartments Project) Series 04 VRDN
   7,970     4/01/36(d) ........................................................   1.22          7,970,000
             East Point MFHR
             (Robins Creste Apartments Project) Series 03 AMT VRDN
   6,940     6/01/36(d) ........................................................   1.22          6,940,000
             Floyd County Development Authority Revenue
             (Darlington School Project)
             Series 00 VRDN
   3,100     3/01/20(d) ........................................................   1.12          3,100,000
             Series 02 VRDN
   6,900     9/01/22(d) ........................................................   1.12          6,900,000
             Fulton County Development Authority MFHR
             (Hidden Creste Apartments) Series 04 AMT
   5,400     11/15/36 ..........................................................   1.12          5,400,000
             Fulton County Residential Care Facility
             (Canterbury Court Project) Series 04C VRDN
   7,500     2/15/34(d) ........................................................   1.11          7,500,000
                                                                                            --------------
                                                                                                44,810,000
                                                                                            --------------
             ILLINOIS - 4.1%
             Aurora Kane DuPage IDR
             (Jania Family LLC Project) Series 99 AMT VRDN
   5,460     12/01/29(d) .......................................................   1.18          5,460,000
             Chicago Illinois
             (Homestart Program) Series A VRDN
   3,000     6/01/05(d) ........................................................   1.18          3,000,000
             Hennepin Wetlands
             (Hennepin-Hopper Lakes Project) Series 01 VRDN
   5,000     2/01/21(d) ........................................................   1.17          5,000,000
             Illinois Development Finance Authority
             (Contemporary Art Museum) Series 94 VRDN
   5,100     2/01/29(d) ........................................................   1.08          5,100,000
             Illinois Development Finance Authority IDR
             (Elite Mfg Tech, Inc. Project) Series 99 AMT VRDN
   3,640     6/01/24(d) ........................................................   1.17          3,640,000
             Illinois Educational Facilities Authority
             (Dominican University) Series 00A VRDN
  11,000     10/01/30(d) .......................................................   1.08         11,000,000
             (National Louis University) Series 99A VRDN
   7,300     6/01/29(d) ........................................................   1.11          7,300,000
             Illinois Health Facilities Authority
             (Franciscan Eldercare) Series 96E VRDN
   5,660     5/15/27(d) ........................................................   1.08          5,660,000


--------------------------------------------------------------------------------

Portfolio of Investments
07/31/2004 (unaudited)                       AllianceBernstein Institutional Reserves - Tax-Free Portfolio
----------------------------------------------------------------------------------------------------------
Principal
  Amount
  (000)      Security (a)                                                          Yield         Value
----------------------------------------------------------------------------------------------------------
             Illinois Housing Development Authority MFHR
             (Hyde Park Tower) Series 00A AMT  VRDN
$  6,715     11/01/28(d) .......................................................   1.12%    $    6,715,000
                                                                                            --------------
                                                                                                52,875,000
                                                                                            --------------
             INDIANA - 3.1%
             Indiana Development  Finance Authority
             (Indianapolis Museum of Art) Series 01 VRDN
  25,000     2/01/36(d) ........................................................   1.08         25,000,000
             Indiana Educational Facility
             (Wabash College Project)  Series 03 VRDN
   2,000     12/01/23(d) .......................................................   1.10          2,000,000
             Indiana Health Facility Financing Authority
             (Senior Living Greencroft Obligation) Series 00 VRDN
  12,325     9/01/30(d) ........................................................   1.08         12,325,000
                                                                                            --------------
                                                                                                39,325,000
                                                                                            --------------
             IOWA - 1.1%
             Iowa Financing Authority
             (Western Home Communities, Inc.) Series 03 VRDN
   3,000     11/01/33(d) .......................................................   1.15          3,000,000
             Iowa Higher Education Loan Authority Revenue
             (Luther College Project) Series 02 VRDN
   7,500     9/01/32(d) ........................................................   1.08          7,500,000
             Orange City IDR
             (Vogel Enterprises Ltd.) Series 02 AMT VRDN
   3,600     4/01/17(d) ........................................................   1.17          3,600,000
                                                                                            --------------
                                                                                                14,100,000
                                                                                            --------------
             KANSAS - 1.6 %
             Kansas Development Finance Authority MFHR
             (Summit Woods Apartment Project) Series 02G-1 AMT VRDN
  10,830     4/15/35(d) ........................................................   1.12         10,830,000
             Lenexa Health Care Facility
             (Lakeview Village) Series A VRDN
   9,160     5/15/26(d) ........................................................   1.11          9,160,000
                                                                                            --------------
                                                                                                19,990,000
                                                                                            --------------
             KENTUCKY - 4.2%
             Breckinridge County
             (Kentucky Association of County Leasing Trust) VRDN
   7,000     12/01/29(d) .......................................................   1.08          7,000,000
             Series 01A VRDN
   7,340     2/01/31(d) ........................................................   1.08          7,340,000
             Jefferson County Industrial Building Auth
             (Franciscan Eldercare Service) Series 01 VRDN
   7,565     5/15/30(d) ........................................................   1.11          7,565,000
             Jefferson County MFHR
             (Camden Meadows Apartment Project) Series 02 VDRN
   8,200     12/15/31(d) .......................................................   1.14          8,200,000
             Jefferson County Student Housing
             (University of Louisville Phase II) Series 02A VDRN
  14,135     7/01/32(d) ........................................................   1.11         14,135,000
             Jeffersontown
             (League of Cities Fund Trust) Series 00 VRDN
   8,950     3/01/30(d) ........................................................   1.13          8,950,000
                                                                                            --------------
                                                                                                53,190,000
                                                                                            --------------


--------------------------------------------------------------------------------

Portfolio of Investments
07/31/2004 (unaudited)                       AllianceBernstein Institutional Reserves - Tax-Free Portfolio
----------------------------------------------------------------------------------------------------------
Principal
  Amount
  (000)      Security (a)                                                          Yield         Value
----------------------------------------------------------------------------------------------------------
             LOUISIANA - 2.7%
             Louisiana HFA
             (Woodward Wight Apartments ) Series 03 VRDN
 $ 8,955     9/01/33(d) ........................................................   1.09%    $    8,955,000
             Louisiana Offshore Terminal Authority
             (Deep Water Port Refunding) Series 03B VRDN
   5,700     9/01/14(d) ........................................................   1.08          5,700,000
             Tangipahoa Parish
             (North Oaks Medical Center Project) Series 03B VRDN
  20,000     2/01/33(d) ........................................................   1.11         20,000,000
                                                                                            --------------
                                                                                                34,655,000
                                                                                            --------------
             MAINE - 0.7 %
             Maine Finance Authority IDR
             (Jackson Laboratory Issue) Series 02 VRDN
   8,700     7/01/31(d) ........................................................   1.13          8,700,000
                                                                                            --------------
             MARYLAND - 1.7%
             Baltimore Maryland IDR
             (Baltimore Capital Acquisition ) Series 86 VRDN
  15,000     8/01/16(d) ........................................................   1.10         15,000,000
             Gaithersburg Economic Development Revenue
             (Asbury Methodist Village, Inc.) Series 04 VRDN
   6,600     1/01/34(d) ........................................................   1.10          6,600,000
                                                                                            --------------
                                                                                                21,600,000
                                                                                            --------------
             MASSACHUSETTS - 0.7%
             Massachusetts St HEFA
             (Emmanuel College) Series 03 VRDN
   9,000     7/01/33(d) ........................................................   1.10          9,000,000
                                                                                            --------------
             MICHIGAN - 0.3%
             Michigan State Strategic Fund
             (Stelmi America, Inc.) Series 03 AMT VRDN
   3,265     5/01/30(d) ........................................................   1.17          3,265,000
                                                                                            --------------
             MINNESOTA - 1.1%
             Austin Minnesota MFHR
             (Cedars of Austin Project) Series 04A VRDN
   2,320     4/01/29(d) ........................................................   1.25          2,320,000
             Maple Grove Economic Development Revenue
             (Heritage Christian Academy) Series 04 VRDN
   4,735     7/01/29(d) ........................................................   1.10          4,735,000
             Ramsey County MFHR
             (Gateway Apartments Limited Partnership) Series 03
             AMT VRDN
   7,500     10/01/38(d) .......................................................   1.25          7,500,000
                                                                                            --------------
                                                                                                14,555,000
                                                                                            --------------
             MISSISSIPPI - 2.3%
             Mississippi Business Finance Corp.
             (Jackson Medical Mall Foundation)
             Series 00A VRDN
  20,500     11/01/18(d) .......................................................   1.10         20,500,000
             (Mississippi State University Foundation, Inc. Project)
             Series 02 VRDN
   4,800     3/01/12(d) ........................................................   1.12          4,800,000


--------------------------------------------------------------------------------

Portfolio of Investments
07/31/2004 (unaudited)                       AllianceBernstein Institutional Reserves - Tax-Free Portfolio
----------------------------------------------------------------------------------------------------------
Principal
  Amount
  (000)      Security (a)                                                          Yield         Value
----------------------------------------------------------------------------------------------------------
             (ST Andrew Episcopal Day Project) Series 03 VRDN
$  3,800     7/01/35(d) ........................................................   1.13%    $    3,800,000
                                                                                            --------------
                                                                                                29,100,000
                                                                                            --------------
             MISSOURI - 1.4%
             Missouri HEFA
             (Lutheran Senior Services) Series 00 VRDN
  15,000     2/01/31(d) ........................................................   1.08         15,000,000
             St. Louis County IDA
             (U. S. Tape & Label Project) Series 99 AMT VRDN
   2,700     8/01/19(d) ........................................................   1.17          2,700,000
                                                                                            --------------
                                                                                                17,700,000
                                                                                            --------------
             NEVADA - 0.6%
             Henderson Public Improvement Trust MFHR
             (Pueblo Verde Apartments) Series 95A VRDN
   4,150     8/01/26(d) ........................................................   1.19          4,150,000
             Nevada Housing Division MFHR
             (L. Octaine Urban Apartments) Series 03 AMT VRDN
   4,120     4/01/36(d) ........................................................   1.12          4,120,000
                                                                                            --------------
                                                                                                 8,270,000
                                                                                            --------------
             NEW HAMPSHIRE - 2.4%
             New Hampshire HEFA
             (Hunt Community Issue) Series 96 VRDN
   3,330     5/01/26(d) ........................................................   1.09          3,330,000
             (Huntington at Nashua) Series 03B VRDN
  14,000     5/01/13(d) ........................................................   1.13         14,000,000
             (Riverwoods at Exeter) Series 03 VRDN
   8,860     3/01/34(d) ........................................................   1.13          8,860,000
             (Southern New Hampshire Medical Center) Series 01 VRDN
   4,800     10/01/30(d) .......................................................   1.14          4,800,000
                                                                                            --------------
                                                                                                30,990,000
                                                                                            --------------
             NEW YORK -0.9%
             Metropolitan Transportation Bonds Authority Revenue
             Series 04A-3 VRDN
   5,000     11/01/34(d) .......................................................   1.09          5,000,000
             New York City Housing Development Corp. MFHR
             (63 Wall Street Project) Series 03A VRDN
   2,400     12/01/36(d) .......................................................   1.08          2,400,000
             New York City IDR
             (Planned Parenthood Project) Series 02 VRDN
     930     7/01/18(d) ........................................................   1.06            930,000
             Westchester County IDR
             (Westchester Apts Conucil) Series 04 VRDN
   3,265     5/01/34(d) ........................................................   1.06          3,265,000
                                                                                            --------------
                                                                                                11,595,000
                                                                                            --------------
             NORTH CAROLINA - 1.9%
             North Carolina Capital Facility Finance Agency
             (Capital Area YMCA Project) Series 02 VRDN
   6,870     5/01/22(d) ........................................................   1.10          6,870,000
             (Student Housing Facility Revenue) Series 01 VRDN
   5,550     7/01/32(d) ........................................................   1.10          5,550,000
             North Carolina Medical Care Community
             (First Mtg-Brookwood Project) Series 01C VRDN
  10,000     1/01/07(d) ........................................................   1.19         10,000,000


--------------------------------------------------------------------------------

Portfolio of Investments
07/31/2004 (unaudited)                       AllianceBernstein Institutional Reserves - Tax-Free Portfolio
----------------------------------------------------------------------------------------------------------
Principal
  Amount
  (000)      Security (a)                                                          Yield         Value
----------------------------------------------------------------------------------------------------------
             North Carolina Medical Care Community Retirement
             Facilities Revenue
             (Aldersgate Project) Series 01 VRDN
 $ 1,480     1/01/31(d) ........................................................   1.19%    $    1,480,000
                                                                                            --------------
                                                                                                23,900,000
                                                                                            --------------
             OHIO - 5.5%
             Butler County Health Care
             (Lifesphere Project) Series 02 VRDN
   9,500     5/01/27(d) ........................................................   1.10          9,500,000
             Cuyahoga County Hospital Improvement
             (The Metrohealth System Project) Series 03 VRDN
  14,700     3/01/33(d) ........................................................   1.14         14,700,000
             Cuyahoga Health Care
             (Judson Retirement Community) Series 00 VRDN
   3,070     11/15/19(d) .......................................................   1.11          3,070,000
             Franklin County MFHR
             (Hanover Ridge Apartments) Series 00 AMT VRDN
   1,850     12/15/30(d) .......................................................   1.17          1,850,000
             Hamilton County Student Housing Facility Revenue
             (Block 3 Project) Series 04 VRDN
   8,500     8/01/36(d) ........................................................   1.13          8,500,000
             (Stratford Heights Project) Series 04 VRDN
   7,200     8/01/36(d) ........................................................   1.13          7,200,000
             Ohio State Higher Educational Facility
             (Case Western University) Series 02A VRDN
  24,000     10/01/31(d) .......................................................   1.10         24,000,000
             Warren County
             (Pioneer Industrial Components Project) Series 85 VRDN
     800     12/01/05(d) .......................................................   1.33            800,000
                                                                                            --------------
                                                                                                69,620,000
                                                                                            --------------
             OKLAHOMA -0.9%
             Muskogee
             (Medical Center Authority Revenue) Series 02 VRDN
   7,400     10/01/32(d) .......................................................   1.13          7,400,000
             Tulsa County Industrial Authority
             (First Mtg-Montercau Project) Series 02A VRDN
   4,000     7/01/32(d) ........................................................   1.10          4,000,000
                                                                                            --------------
                                                                                                11,400,000
                                                                                            --------------
             PENNSYLVANIA - 1.4%
             Allegheny County Hospital Development Authouity
             (Covenant At South Hills) Series 01B VRDN
   4,000     2/01/08(d) ........................................................   1.10          4,000,000
             (Presbyterian University Hospital) Series 88 B1 VRDN
   2,285     3/01/18(d) ........................................................   1.10          2,285,000
             Allegheny County IDA
             (United Jewish Federation Project) Series 96A VRDN
   3,455     10/01/26(d) .......................................................   1.10          3,455,000
             Delaware County  IDA
             (Sunoco, Inc.) Series 98 VRDN
   1,500     11/01/33(d) .......................................................   1.08          1,500,000
             Emmaus Pennsylvania
             (Local Government E-19-RMKT-11/03/03) Series 89 VRDN
   6,900     3/01/24(d) ........................................................   1.10          6,900,000
                                                                                            --------------
                                                                                                18,140,000
                                                                                            --------------


--------------------------------------------------------------------------------

Portfolio of Investments
07/31/2004 (unaudited)                       AllianceBernstein Institutional Reserves - Tax-Free Portfolio
----------------------------------------------------------------------------------------------------------
Principal
  Amount
  (000)      Security (a)                                                          Yield         Value
----------------------------------------------------------------------------------------------------------
             RHODE ISLAND - 0.3%
             Rhode Island Health & Educational Building Corp.
             (La Salle Academy) Series 03 VRDN
 $ 3,500     7/01/33(d) ........................................................   1.08%    $    3,500,000
                                                                                            --------------
             SOUTH CAROLINA - 2.8%
             South Carolina EDA
             (Sisters of Charity Hospital) Series 02  VRDN
  13,000     11/01/32(d) .......................................................   1.13         13,000,000
             South Carolina Jobs EDA
             (Sisters Charity Province Hospital) Series 01 VRDN
  12,400     11/01/31(d) .......................................................   1.13         12,400,000
             (Southeastern Fly Ash Company Project)
             Series 00 AMT VRDN
  10,600     1/01/14(d) ........................................................   1.17         10,600,000
                                                                                            --------------
                                                                                                36,000,000
                                                                                            --------------
             TENNESSEE - 2.4%
             Knox Health Educational & Housing Board
             (Laughlin Memorial Hospital, Inc.) Series 01A-1 VRDN
  16,880     10/01/28(d) .......................................................   1.23         16,880,000
             Shelby County Health & Educational Housing Facilities
             (The Village at Germantown) Series 03C VRDN
  10,000     12/01/13(d) .......................................................   1.11         10,000,000
             (Memphis College of Art Project) Series 03 VRDN
   3,985     8/01/23(d) ........................................................   1.12          3,985,000
                                                                                            --------------
                                                                                                30,865,000
                                                                                            --------------
             TEXAS - 6.1%
             Harris County Health Facility Development Corp.
             (Methodist Hospital) Series 02 VRDN
   5,900     12/01/32(d) .......................................................   1.10          5,900,000
             Lower Neches Valley Industrial Development Corp.
             (Onyx Environmental Services) Series 03 AMT VRDN
   3,500     5/01/28(d) ........................................................   1.13          3,500,000
             Mesquite Texas Health Facilities Development
             (Retirement Facility) Series 00C VRDN
   7,820     2/15/30(d) ........................................................   1.10          7,820,000
             Metropolitan Higher Education Authority
             (University of Dallas) Series 99 VRDN
   6,170     5/01/19(d) ........................................................   1.13          6,170,000
             Port Authur Nav District PCR
             (Texaco, Inc. Project) Series 94 VRDN
   4,000     10/01/24(d) .......................................................   1.10          4,000,000
             Southwest Higher Education Authority
             (Southern Methodist University) Series 85 VRDN
   5,235     7/01/15(d) ........................................................   1.10          5,235,000
             Texas Small Business IDR
             (Public Facilities Capital Access) VRDN
  12,965     7/01/26(d) ........................................................   1.12         12,965,000
             Texas TRANs
             Series 03-04
  32,600     8/31/04 ...........................................................   1.19         32,621,029
                                                                                            --------------
                                                                                                78,211,029
                                                                                            --------------


--------------------------------------------------------------------------------

Portfolio of Investments
07/31/2004 (unaudited)                       AllianceBernstein Institutional Reserves - Tax-Free Portfolio
----------------------------------------------------------------------------------------------------------
Principal
  Amount
  (000)      Security (a)                                                          Yield         Value
----------------------------------------------------------------------------------------------------------
             UTAH - 0.7%
             Salt Lake County IDR
             (British Petroleum) VRDN
 $ 8,960     2/01/08(d) ........................................................   1.10%    $    8,960,000
                                                                                            --------------

             VIRGINIA - 3.5%
             Chesapeake Hospital Authority Facility Revenue
             (Chesapeake General Hospital) Series 01A VRDN
   2,000     7/01/31(d) ........................................................   1.14          2,000,000
             Henrico County EDA
             (White Oak Semiconductor) Series 00 AMT VRDN
  13,000     10/01/27(d) .......................................................   1.11         13,000,000
             James City MFHR IDA
             (Chambrel at Williamsburg) Series 02 VRDN
   3,500     11/15/32(d) .......................................................   1.08          3,500,000
             Louisa County IDA
             (University of Virginia Health Services Foundation)
             Series 00 VRDN
   1,860     10/01/30(d) .......................................................   1.09          1,860,000
             Virginia Beach VA Development Authority
             (Chesapeake Bay Academy) Series 00 VRDN
   4,000     4/01/25(d) ........................................................   1.14          4,000,000
             (Lifenet Project) Series 04 VRDN
  20,000     1/01/27(d) ........................................................   1.08         20,000,000
                                                                                            --------------
                                                                                                44,360,000
                                                                                            --------------
             WASHINGTON - 3.8%
             Issaquah Commercial Properties
             Series 01B VRDN
  24,000     2/15/21(d) ........................................................   1.13         24,000,000
             Port Bellingham IDR
             (BP Amoco West Coast Products LLC)
             Series 03 AMT VRDN
   4,275     3/01/38(d) ........................................................   1.15          4,275,000
             Washington EDA IDR
             (Pacific Coast Shredding) Series 99D AMT VRDN
   4,010     8/01/14(d) ........................................................   1.17          4,010,000
             Washington Housing Finance Commission
             (United Way King County Project) Series 03 VRDN
   2,720     3/01/28(d) ........................................................   1.13          2,720,000
             Washington Housing Finance Commission MFHR
             (Glenbrooke Apartments) Series 97A AMT VRDN
   7,840     7/01/29(d) ........................................................   1.16          7,840,000
             Washington State EDA SWDR
             (Cedar Grove Composing Project) Series 04 AMT VRDN
   5,900     7/15/24(d) ........................................................   1.13          5,900,000
                                                                                            --------------
                                                                                                48,745,000
                                                                                            --------------
             WEST VIRGINIA - 0.3%
             Keyser IDR
             (Keyser Associates Project) VRDN
   1,050     7/01/14(d) ........................................................   1.10          1,050,000
             Marion County SWDR
             (Grant Town Project) Series 90D AMT VRDN
   2,200     10/01/17(d) .......................................................   1.14          2,200,000
                                                                                            --------------
                                                                                                 3,250,000
                                                                                            --------------


--------------------------------------------------------------------------------

Portfolio of Investments
07/31/2004 (unaudited)                       AllianceBernstein Institutional Reserves - Tax-Free Portfolio
----------------------------------------------------------------------------------------------------------
Principal
  Amount
  (000)      Security (a)                                                          Yield         Value
----------------------------------------------------------------------------------------------------------
             WISCONSIN - 2.6%
             Appleton Redevelopment Authority
             (Fox Cities Performing Arts Center) Series 01B VRDN
$ 11,700     6/01/36(d) ........................................................   1.18%    $   11,700,000
             Campbell Wisconsin IDA
             (Skipperliner Industries Project) Series 00 AMT VRDN
   4,335     5/01/20(d) ........................................................   1.14          4,335,000
             Wisconsin Center District Tax Revenue
             Series 01A VRDN
  10,000     12/15/26(d) .......................................................   1.10         10,000,000
             Wisconsin HEFA
             (Grace Lutheran Foundation Project) Series 99 VRDN
   2,555     7/01/14(d) ........................................................   1.09          2,555,000
             Wisconsin Municipalities
             (Fox Valley Lutheran High School) Series 03 VRDN
   4,200     3/01/23(d) ........................................................   1.12          4,200,000
                                                                                            --------------
                                                                                                32,790,000
                                                                                            --------------
             PUERTO RICO - 0.1%
             Puerto Rico Highway and Transportation Authority AMBAC
             Series 98A VRDN
   1,500     7/01/28(d) ........................................................   1.08          1,500,000
                                                                                            --------------
             Total Municipal Bonds
             (amortized cost $989,986,029) .....................................               989,986,029
                                                                                            --------------
             COMMERCIAL PAPER - 22.4%
             FLORIDA - 1.9%
             Hillsborough Aviation
             (PFC Project) Series B AMT
   4,300     8/02/04 ...........................................................   1.02          4,300,000
             Indian River
             (Hospital District) Series 90
   5,900     8/12/04 ...........................................................   1.11          5,900,000
             Florida Local Government Finance Commission
             Series A
   5,000     10/01/04 ..........................................................   1.16          5,000,000
             Miami Dade Expressway
             (Toll System) Series 04
   3,000     8/02/04 ...........................................................   1.11          3,000,000
             Sarasota Public Hospital District
             (Sarasota Memorial Hospital) Series B
   5,850     9/13/04 ...........................................................   1.12          5,850,000
                                                                                            --------------
                                                                                                24,050,000
                                                                                            --------------
             HAWAII - 0.7%
             Honolulu City & County GO Commerical Paper Notes
   9,000     8/02/04 ...........................................................   1.20          9,000,000
                                                                                            --------------
             INDIANA - 0.4%
             Trustees of Indiana University
             Series 02
   5,209     8/11/04 ...........................................................   1.01          5,209,000
                                                                                            --------------



--------------------------------------------------------------------------------

Portfolio of Investments
07/31/2004 (unaudited)                       AllianceBernstein Institutional Reserves - Tax-Free Portfolio
----------------------------------------------------------------------------------------------------------
Principal
  Amount
  (000)      Security (a)                                                          Yield         Value
----------------------------------------------------------------------------------------------------------
             KENTUCKY - 1.6%
             Pendleton County
             (Kentucky Associates of County Leasing)
$ 20,400     8/09/04 ...........................................................   1.14%    $   20,400,000
                                                                                            --------------
             MARYLAND - 1.0%
             Baltimore County Public Improvement Auth CP BANs
             Series 02
  12,500     8/06/04 ...........................................................   1.01         12,500,000
                                                                                            --------------
             MASSACHUSETTS - 2.6%
             Massachusetts Development Finance Agency
             (Massachusetts Development Program)
             Program 2
   7,600     8/02/04 ...........................................................   1.10          7,600,000
             Program 3
   7,800     8/12/04 ...........................................................   1.05          7,800,000
   6,000     12/14/04 ..........................................................   1.30          6,000,000
             Massachusetts Water Reservation Authority
             Series 94
   5,000     9/01/04 ...........................................................   0.98          5,000,000
             Series 99
   6,000     8/2/04 ............................................................   1.05          6,000,000
                                                                                            --------------
                                                                                                32,400,000
                                                                                            --------------
             MICHIGAN - 1.1%
             University of Michigan Regents
             Series D
   3,800     8/09/04 ...........................................................   1.09          3,800,000
  10,000     8/18/04 ...........................................................   1.06         10,000,000
                                                                                            --------------
                                                                                                13,800,000
                                                                                            --------------
             MINNESOTA - 0.6%
             St. Paul Met Airport
             AMT
   8,100     11/10/04 ..........................................................   1.23          8,100,000

             NEW YORK - 4.2%
             Metropolitan Transportation Authority BAN
             (Transit Facility Special Obligation) Series CP-1 A
   7,000     8/06/04 ...........................................................   1.00          7,000,000
   7,000     9/01/04 ...........................................................   1.00          7,000,000
  17,500     9/08/04 ...........................................................   0.98         17,500,000
             New York City Municipal Water Authority
             Series 1
  22,000     10/28/04 ..........................................................   1.18         22,000,000
                                                                                            --------------
                                                                                                53,500,000
                                                                                            --------------
             SOUTH CAROLINA -1.0%
             South Carolina Public Service Authority
             (Revenue Note)
  13,125     8/13/04 ...........................................................   1.05         13,125,000
                                                                                            --------------



--------------------------------------------------------------------------------

Portfolio of Investments
07/31/2004 (unaudited)                       AllianceBernstein Institutional Reserves - Tax-Free Portfolio
----------------------------------------------------------------------------------------------------------
Principal
  Amount
  (000)      Security (a)                                                          Yield         Value
----------------------------------------------------------------------------------------------------------
             TEXAS - 5.7%
             Austin Combined Utility System
             (Travis and Williamson County) Series A
$  6,078     8/06/04 ...........................................................   1.09%    $    6,078,000
   3,100     8/12/04 ...........................................................   0.97          3,100,000
   7,000     8/12/04 ...........................................................   0.97          7,000,000
             Dallas Area Rapid Transit
             (Senior Sub Liens Sales Tax Revenue) Series 01
  10,000     8/06/04 ...........................................................   1.09         10,000,000
  10,000     8/10/04 ...........................................................   1.10         10,000,000
             Dallas Waterworks Swr System
   8,000     8/02/04 ...........................................................   1.01          8,000,000
   4,000     8/09/04 ...........................................................   1.12          4,000,000
   8,257     8/10/04 ...........................................................   1.13          8,257,000
             Harris Texas Flood Control Distrist
             Series F
   8,200     8/23/04 ...........................................................   1.15          8,200,000
             Texas Public Finance Authority
             (GO Commerical Paper Notes)
             Series 03B
   8,500     8/13/04 ...........................................................   0.97          8,500,000
                                                                                            --------------
                                                                                                73,135,000
                                                                                            --------------
             VIRGINIA - 0.4%
             University of Virginia
             Series 03A
   5,500     8/11/04 ...........................................................   1.05          5,500,000
                                                                                            --------------
             WASHINGTON - 0.2%
             Port of Tacoma Subordinate Lien Revenue Note
             Series A
   3,000     8/10/04 ...........................................................   1.00          3,000,000
                                                                                            --------------
             WISCONSIN - 1.0%
             Wisconsin Transportation Revenue
             Series 97A
  12,300     08/11/2004 ........................................................   1.05         12,300,000
                                                                                            --------------
             Total Commercial Paper
                 (amortized cost $286,019,000) .................................               286,019,000
                                                                                            --------------
             TOTAL INVESTMENTS -99.9%
                   (amortized cost $1,276,005,029) .............................             1,276,005,029
             Other assets less liabilities - 0.1% ..............................                   744,348
                                                                                            --------------
             NET ASSETS -  100% ................................................            $1,276,749,377
                                                                                            ==============


--------------------------------------------------------------------------------
                                       27

Portfolio of Investments
July 31, 2004 (unaudited)                    AllianceBernstein Institutional Reserves - Treasury Portfolio
----------------------------------------------------------------------------------------------------------
Principal
  Amount
  (000)      Security (a)                                                          Yield         Value
----------------------------------------------------------------------------------------------------------
             U.S. GOVERNMENT OBLIGATIONS-98.1%
             U.S. TREASURY BILLS - 63.6%
 $ 1,000     9/02/04 ...........................................................   0.99%     $     999,141
   2,000     9/23/04 ...........................................................   0.99          1,997,147
   9,000     8/05/04 ...........................................................   1.15          8,999,134
  23,000     8/12/04 ...........................................................   1.16         22,992,565
  20,000     8/19/04 ...........................................................   1.16         19,988,963
   1,000     9/09/04 ...........................................................   1.22            998,712
   8,000     9/30/04............................................................   1.24          7,983,768
   8,000     10/14/04...........................................................   1.31          7,978,749
   2,000     9/16/04 ...........................................................   1.38          1,996,544
                                                                                            --------------
                                                                                                73,934,723
                                                                                            --------------
             U.S. TREASURY NOTES - 34.5%
   3,500     9/30/04 ...........................................................   1.01          3,504,791
   4,000     12/31/04 ..........................................................   1.05          4,011,306
   1,000     1/31/05 ...........................................................   1.10          1,002,517
   8,500     11/30/04 ..........................................................   1.15          8,522,886
  23,000     8/31/04 ...........................................................   1.20         23,016,504
                                                                                            --------------
                                                                                                40,058,004
                                                                                            --------------
             Total U.S. Government Obligations
                  (amortized cost $113,992,727) ................................               113,992,727
                                                                                            --------------
             TOTAL INVESTMENTS -98.1%
                  (amortized cost $113,992,727) ................................               113,992,727
             Other assets less liabilities-1.9%.................................                 2,222,510
                                                                                            --------------
             NET ASSETS - 100%..................................................            $  116,215,237
                                                                                            ==============


--------------------------------------------------------------------------------
                                       28

Portfolio of Investments
July 31, 2004 (unaudited)         AllianceBernstein Institutional Reserves - California Tax-Free Portfolio
----------------------------------------------------------------------------------------------------------
Principal
  Amount
  (000)      Security (a)                                                          Yield         Value
----------------------------------------------------------------------------------------------------------
            MUNICIPAL BONDS(d)-79.7%
            CALIFORNIA-77.9%
            ABAG Finance Authority COP
            (Harker School Foundation) Series '98 VRDN
$  2,430    1/01/23 ...........................................................    1.08%    $  2,430,000
            Alameda County IDR
            (Heat & Control, Inc. Project) Series '95A AMT VRDN
   1,690    11/01/25 ..........................................................    1.17        1,690,000
            California Department of Water
            (Power Supply) Series '02 B-1 VRDN
   7,800    5/01/22 ...........................................................    1.08        7,800,000
            California Department of Water
            (Power Supply) Series '02 B-4 VRDN
   3,300    5/01/22 ...........................................................    1.09        3,300,000
            California Department of Water
            (Power Supply) Series '02 C-2 AMBAC VRDN
   8,675    5/01/22 ...........................................................    1.10        8,675,000
            California Department of Water
            (Power Supply) Series '02 C-4 VRDN
  12,050    5/01/22 ...........................................................    1.08       12,050,000
            California Economic Development Bank IDR
            (Fish House Foods, Inc.) Series '99 AMT VRDN
   3,490    9/01/24 ...........................................................    1.17        3,490,000
            California Health Facilities Financing Authority
            (Scripps Health) Series '01A VRDN
   6,400    10/01/23 ..........................................................    1.06        6,400,000
            California Health Facilities Financing Authority
            (Adventist Health System) Series 02B VRDN
   3,500    9/01/2025 .........................................................    1.08        3,500,000
            California Pollution Control Finance Authority
            (Mission Trail Waste Systems) Series '02A AMT VRDN
   2,800    12/01/13 ..........................................................    1.17        2,800,000
            California Pollution Control Finance Authority
            (Sanco Services LP Project) Series '02A AMT VRDN
      30    11/01/32 ..........................................................    1.47           30,000
            California Pollution Control Finance Authority
            (South Lake Refuse Company Project) Series '02A AMT VRDN
   3,300    10/01/17 ..........................................................    1.17        3,300,000
            California Pollution Control Finance Authority
            (Vanderham Family Trust Project-Koetsier Son) Series '03
            AMT VRDN
   2,000    5/01/28 ...........................................................    1.17        2,000,000
            California Pollution Control Finance Authority
            (West Valley Manufacturing Project) Series '97A
            AMT VRDN
     290    6/01/12 ...........................................................    1.47          290,000
            California Pollution Control Finance Authority SWDR
            (Bidart Dairy Project) Series '02 AMT VRDN
   2,000    11/01/27 ..........................................................    1.17        2,000,000
            California Pollution Control Finance Authority SWDR
            (John B. & Ann M. Verwey) Series '03 AMT VRDN
   3,400    5/01/28 ...........................................................    1.17        3,400,000


--------------------------------------------------------------------------------
                                       29

Portfolio of Investments
July 31, 2004 (unaudited)         AllianceBernstein Institutional Reserves - California Tax-Free Portfolio
----------------------------------------------------------------------------------------------------------
Principal
  Amount
  (000)      Security (a)                                                          Yield         Value
----------------------------------------------------------------------------------------------------------
            California Pollution Control Finance Authority SWDR
            (Sunset Waste Paper, Inc.) Series '02A AMT VRDN
$  3,745    11/01/11 ..........................................................    1.17%    $  3,745,000
            California Statewide Community Development Authority
            (Trinity Children & Family Services) Series '02A VRDN
   8,730    11/01/27 ..........................................................    1.06        8,730,000
            California Statewide Community Development
            Authority MFHR
            (Cienega Gardens Apartments) Series '02V AMT VRDN
   5,760    10/01/33 ..........................................................    1.18        5,760,000
            Carlsbad Unified School District COP
            (School Facility Bridge Funding) FSA VRDN
   4,800    9/01/23 ...........................................................    1.08        4,800,000
            Daly City California HFA MFHR
            (Serramonte Del Rey Aparments) Series '99A VRDN
   6,730    10/15/29 ..........................................................    1.08        6,730,000
            East Bay Municipal Utility District
            (Alameda & Contra Costa Counties Water System)
            Series '02B FSA VRDN
   8,000    6/01/25 ...........................................................    1.08        8,000,000
            Fairfield IDA
            (Aitchison Family Partnership) VRDN
   3,500    4/01/12 ...........................................................    1.12        3,500,000
            Fremont Public Finance Authority COP
            (Family Resource Center) Series '98 VRDN
     435    8/01/28 ...........................................................    1.08          435,000
            Fresno
            (Trinity Health Credit Group) Series '00C VRDN
  13,415    12/01/30 ..........................................................    1.08       13,415,000
            Grand Terrace Community Development Authority MFHR
            (Mount Vernon Villas Project) Series '85A VRDN
   4,600    2/15/30 ...........................................................    1.06        4,600,000
            Irvine California Improvement Authority
            (Assessment Dist.) Series '97-16 VRDN
   6,631    9/02/22 ...........................................................    1.08        6,631,000
            Lancaster California Redevelopment Agency MFHR
            (Woodcreek Garden Apartments) Series '01B VRDN
   3,400    12/15/31 ..........................................................    1.06        3,400,000
            Los Angeles Community Redevelopement Agency MFHR
            Series '03A AMT VRDN
   3,500    9/01/19 ...........................................................    1.14        3,500,000
            Los Angeles COP
            (Samuel A. Fryer Yavneh Academy) Series '01A VRDN
   3,000    8/01/21 ...........................................................    1.06        3,000,000
            Los Angeles Department of Water & Power
            (Power System) Series '01B Sub Series B-2 VRDN
  15,000    7/01/34 ...........................................................    1.09       15,000,000
            Los Angeles Department of Water & Power
            (Water System)  Series '01- B-2 VRDN
   1,550    7/01/35 ...........................................................    1.08        1,550,000
            Los Angeles California MFHR
            (Warner Center Project) Series '02 K VRDN
   6,400    7/01/10 ...........................................................    1.08%       6,400,000


--------------------------------------------------------------------------------
                                       30

Portfolio of Investments
July 31, 2004 (unaudited)         AllianceBernstein Institutional Reserves - California Tax-Free Portfolio
----------------------------------------------------------------------------------------------------------
Principal
  Amount
  (000)      Security (a)                                                          Yield         Value
----------------------------------------------------------------------------------------------------------
            Metropolitan Water District
            (Water Refunding Bonds) Series '01B-2 VRDN
$  6,000    7/01/20 ...........................................................    1.08     $  6,000,000
            Monrovia Redevelopment Agency
            (Holiday Inn Hotel Project) Series '84 VRDN
   4,100    12/01/14 ..........................................................    1.30        4,100,000
            Northern CA Transmission
            (Oregon Trans Project) Series '02 A FSA VRDN
   5,000    5/01/24 ...........................................................    1.06        5,000,000
            Orange County Apartment Development
            (Trabuco Highlands Apartments) Series '99D VRDN
   8,300    12/01/29 ..........................................................    1.06        8,300,000
            Placentia-Yorba Linda Unified School District COP
            Series '03A VRDN
   6,635    2/01/35 ...........................................................    1.06        6,635,000
            Rescue Unified School District COP FSA
            VRDN
   5,355    10/01/25 ..........................................................    1.06        5,355,000
            Riverside County Housing Authority MFHR
            (Concord Square Apartments) Series '00A VRDN
   2,750    12/15/30 ..........................................................    1.08        2,750,000
            San Bernardino County COP
            (Control Refinancing Project) Series '96 VRDN
  11,400    7/01/15 ...........................................................    1.07       11,400,000
            San Diego County COP
            (Friends of Chabad Lubavitch) Series '03 VRDN
   1,000    1/01/23 ...........................................................    1.16        1,000,000
            San Francisco County
            (Orlando Cepeda Place Apartments) Series '00D AMT VRDN
   6,755    11/01/33 ..........................................................    1.14        6,755,000
            Santa Clara County MFHR
            (The Fountain Project) Series '03A VRDN
   1,700    7/01/33 ...........................................................    1.07        1,700,000
            Saratoga School District
            (Bridge Funding Project) Series '01 FSA VRDN
   3,000    9/01/26 ...........................................................    1.08        3,000,000
            Simi Valley MFHR
            (Shadowridge Apartments) Series '89 VRDN
   5,000    9/01/19 ...........................................................    1.11        5,000,000
            Western Placer COP
            (School Facilities Project) Series '03 VRDN
   9,000    8/01/23 ...........................................................    1.11        9,000,000
                                                                                            ------------
                                                                                             238,346,000
                                                                                            ------------
            PUERTO RICO - 1.8%
            Puerto Rico Comwlth Highway & Transportation
            Series '98A AMBAC VRDN
   5,500    7/01/28 ...........................................................    1.08        5,500,000
                                                                                            ------------

            Total Municipal Bonds
                 (amortized cost $243,846,000) ................................              243,846,000
                                                                                            ------------
            COMMERCIAL PAPER - 20.1%
            CALIFORNIA - 17.5%
            California State University Inst
            Series'01A
   1,735    8/05/04 ...........................................................    1.05%       1,735,000


--------------------------------------------------------------------------------
                                       31

Portfolio of Investments
July 31, 2004 (unaudited)         AllianceBernstein Institutional Reserves - California Tax-Free Portfolio
----------------------------------------------------------------------------------------------------------
Principal
  Amount
  (000)      Security (a)                                                          Yield         Value
----------------------------------------------------------------------------------------------------------
            California State University Inst
            Series '01A
$  1,779    10/14/04 ..........................................................    1.16     $  1,779,000
            California State University Inst
            Series '01A
   4,624    11/01/04 ..........................................................    1.17        4,624,000
            California State University Inst
            Series '01A
   5,326    11/01/04 ..........................................................    1.20        5,326,000
            City & County of San Francisco
            (Public Utilities Water Services)
   1,900    10/01/04 ..........................................................    1.14        1,900,000
            Los Angeles County
            (Capital Asset Leasing Corp)
   3,000    10/08/04 ..........................................................    1.13        3,000,000
            Los Angeles County MTA
            (Second Subordinate Sales Tax) Series A
   1,100    8/06/04 ...........................................................    1.06        1,100,000
            Los Angeles Improvement Corporation
            (Lease Revenue) Series A-1
   2,288    8/10/04 ...........................................................    1.10        2,288,000
            Los Angeles International Airport
            Series '02A
   6,700    8/06/04 ...........................................................    1.06        6,700,000
            Orange County Water Dist
            Series '97
   1,800    8/11/04 ...........................................................    1.05        1,800,000
            San Francisco County Transportation Auth
            Series B
   2,500    8/02/04 ...........................................................    1.03%       2,500,000
            San Gabriel Valley
            (Alameda Corridor Construction Project)
  10,500    8/02/04 ...........................................................    0.98       10,500,000
            San Jose Finance Authority
            (Lease Revenue Notes) Series '04
   2,500    10/04/04 ..........................................................    1.20        2,500,000
            Ventura Public Finance Authority
            (Lease Revenue Notes) Series '98
   6,200    8/13/04 ...........................................................    0.95        6,200,000
            Ventura Public Finance Authority
            (Lease Revenue Notes) Series '98
   1,500    11/09/2004 ........................................................    1.17        1,500,000
                                                                                            ------------
                                                                                              53,452,000
                                                                                            ------------

            PUERTO RICO - 2.6%
            Puerto Rico Government Development Bank
   8,000    8/23/04 ...........................................................    1.18        8,000,000
                                                                                            ------------
            Total Commercial Paper
                  (amortized cost $61,452,000) ................................             $ 61,452,000
                                                                                            ------------

                 TOTAL INVESTMENTS -99.8%
                   (amortized cost $305,298,000) ..............................              305,298,000
            Other assets less liabilities - 0.2% ..............................                  572,298
                                                                                            ------------
            NET ASSETS - 100% .................................................             $305,870,298
                                                                                            ============


--------------------------------------------------------------------------------

Portfolio of Investments
July 31, 2004 (unaudited)           AllianceBernstein Institutional Reserves - New York Tax-Free Portfolio
----------------------------------------------------------------------------------------------------------
Principal
  Amount
  (000)      Security (a)                                                          Yield         Value
----------------------------------------------------------------------------------------------------------
            MUNICIPAL BONDS- 78.9%
            NEW YORK - 78.9%
            Arlington School District GO
            (Tax Anticipation Notes) Series '04-'05
$  1,000    11/05/04 ..........................................................    1.19%    $  1,001,425
            Berne Knox Westerlo School District GO BAN
            (Bond Anticipation Notes) Series '04-'05
     400    1/07/05 ...........................................................    1.39          401,037
            Broome County IDA
            (James G Johnston Memorial) Series '03 VRDN
   2,795    2/01/29(d) ........................................................    1.08        2,795,000
            Chenango County IDA
            (Grace View Manor Nursing) Series '03 VRDN
   1,325    2/01/29(d) ........................................................    1.08        1,325,000
            Edgemont School District GO
            (Tax Anticipation Notes) Series '04
   1,000    1/21/05 ...........................................................    1.45        1,004,878
            Fulton County IDA
            (Fiber Conversion, Inc.) Series '95A  AMT VRDN
     320    6/01/05(d) ........................................................    1.12          320,000
            Guilderland School District GO
            (Tax Anticipation Notes) Series '04
   1,000    10/29/04 ..........................................................    1.18        1,001,363
            Lakeland School District GO
            (Shrub Oak Tax Anticipation Notes)
   1,400    10/22/04 ..........................................................    1.17        1,401,776
            Long Island Power Authority
            (Electric Systems Revenue) Series 1A VRDN
     500    5/01/33(d) ........................................................    1.10          500,000
            Metropolitan Transportation Authority
            Series '02B FSA VRDN
   1,000    11/01/22(d) .......................................................    1.08        1,000,000
            Monroe County IDA
            (Canal Ponds Park) Series '95D VRDN
   2,000    6/15/16(d) ........................................................    1.14        2,000,000
            Nassau County Interim Finance Authority
            (Sales Tax Secured) Series '02B FSA VRDN
   2,165    11/15/22(d) .......................................................    1.08        2,165,000
            New York City GO
            Series 94A-4 VRDN
     100    8/01/22(d) ........................................................    1.09          100,000
            New York City GO
            Series '03C-4 VRDN
   1,500    8/01/20(d) ........................................................    1.08        1,500,000
            New York City GO
            Series '04-H-6 VRDN
   2,500    3/01/34(d) ........................................................    1.08        2,500,000
            New York City IDA
            (Planned Parenthood Project) Series '02 VRDN
   1,870    7/01/18(d) ........................................................    1.06        1,870,000
            New York City IDA
            (P.S. Pibbs, Inc. Project) Series '01 AMT VRDN
     345    6/01/21(d) ........................................................    1.25          345,000
            New York City IDA
            (Stock Exchange Project) Series '04B  VRDN
   1,390    5/01/33(d) ........................................................    1.06        1,390,000
            New York City MFHR
            (63 Wall Street Project) Series '03A VRDN
   2,000    12/01/36(d) .......................................................    1.08        2,000,000
            New York City TFA
            (Recovery Bonds) Series '01-1A VRDN
   2,000    11/01/22(d) .......................................................    1.09        2,000,000


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                                       33

Portfolio of Investments
July 31, 2004 (unaudited)           AllianceBernstein Institutional Reserves - New York Tax-Free Portfolio
----------------------------------------------------------------------------------------------------------
            New York City TFA
            (Future Tax Secured) Series '01C
$  2,000    2/01/32 ...........................................................    1.10%    $  2,000,000
            New York State Dormitory Authority
            (Beverwyck, Inc. Project) Series '95 VRDN
     440    7/01/25(d) ........................................................    1.12          440,000
            New York State Dormitory Authority
            (Mental Health Services Facility) Series '03F-2A FSA VRDN
   3,000    2/15/21(d) ........................................................    1.10        3,000,000
            New York State Dormitory Authority
            (Rockefeller University) Series '02A VRDN
   1,500    7/01/32(d) ........................................................    1.08        1,500,000
            New York State Dormitory Authority
            (Teresian House Corp.) Series '03 VRDN
   5,000    7/01/33(d) ........................................................    1.07        5,000,000
            New York State HFA MFHR
            (240 E 39th Street) Series '97A AMT VRDN
   1,300    5/15/30(d) ........................................................    1.11        1,300,000
            New York State HFA
            (350 West 43rd Street) Series '01A AMT VRDN
   5,100    11/01/34(d) .......................................................    1.11        5,100,000
            New York State HFA
            (1500 Lexington Avenue) Series '02A AMT VRDN
   2,000    5/15/34(d) ........................................................    1.13        2,000,000
            New York State HFA
            (Worth Street) Series '01 AMT VRDN
   4,000    5/15/33(d) ........................................................    1.13        4,000,000
            New York State Local Government Assistance Corp.
            Series '95F VRDN
   1,000    4/01/25(d) ........................................................    1.08        1,000,000
            North Amityville Fire Department Revenue
            (Fire Dept Revenue Bonds) Series '03 VRDN
   4,700    9/01/23(d) ........................................................    1.08        4,700,000
            Queensbury School District GO BAN
            (Bond Anticipation Notes) Series '03-'04
   3,115    1/06/05 ...........................................................    1.30        3,124,067
            Suffolk County IDA
            (ADP, Inc. Project) Series '97 VRDN
   1,500    4/01/18(d) ........................................................    1.30        1,500,000
            Triborough Bridge & Tunnel Authority
            (Special Obligation)
            Series '00A FSA VRDN
   2,130    1/01/31(d) ........................................................    1.09        2,130,000
            Triborough Bridge & Tunnel Authority
            (Special Obligation)
            Series '00D FSA VRDN
     200    1/01/31(d) ........................................................    1.06          200,000
            Vestal GO BAN
            Series '04-'05
   1,500    7/15/05 ...........................................................    1.79        1,516,941
            Warren & Washington Counties IDA
            (Glen At Hiland Meadows Project) Series '00 VRDN
   2,500    12/15/30(d) .......................................................    1.05        2,500,000
            Westchester County IDA
            (Catharine Field Home) Series '01 VRDN
   2,000    1/01/31(d) ........................................................    1.07        2,000,000
            Westchester County IDA
            (Hunterbrook Ridge) Series '01 VRDN
     600    1/01/31(d) ........................................................    1.07          600,000
            West Seneca School District
            (Tax Anticipation Notes) Series '04-'05B
   1,000    11/05/04 ..........................................................    1.19        1,001,990
                                                                                            ------------

            Total Municipal Bonds
                 (amortized cost $71,233,477) .................................               71,233,477
                                                                                            ------------


--------------------------------------------------------------------------------

Portfolio of Investments
July 31, 2004 (unaudited)           AllianceBernstein Institutional Reserves - New York Tax-Free Portfolio
----------------------------------------------------------------------------------------------------------
            COMMERCIAL PAPER - 22.4%
            NEW YORK - 22.4%
            Cornell University
$  1,520    9/23/04 ...........................................................    1.12%    $  1,520,000
            Long Island Power Authority
            (Electric System Revenue) Series CP-2
   1,200    8/10/04 ...........................................................    1.02        1,200,000
            Metropolitan Transit Authority BAN
            (Transit Facility Special Obligation) Series CP-1A
   2,000    9/01/04 ...........................................................    1.00        2,000,000
   2,500    9/08/04 ...........................................................    0.98        2,500,000
   2,500    9/13/04 ...........................................................    0.98        2,500,000
            New York City Municipal Water Authority
            (Water & Sewer System Revenue) Series 1
   2,500    10/28/04 ..........................................................    1.18        2,500,000
            (Water & Sewer System Revenue) Series 6
   2,000    11/09/04 ..........................................................    1.19        2,000,000
            New York State Dormitory Authority
            (Mt. Sinai School of Medicine) Series '00
   3,800    8/11/04 ...........................................................    1.06        3,800,000
            New York State Power Authority
            Series 1
   2,200    11/09/04 ..........................................................    1.20        2,200,000
                                                                                            ------------


            Total Commercial Paper
                 (amortized cost $20,220,000) .................................               20,220,000
                                                                                            ------------

            TOTAL INVESTMENTS - 101.3%
                 (amortized cost $91,453,477) .................................               91,453,477
            Other assets less liabilities - (1.3%) ............................               (1,211,060)
                                                                                            ------------
            NET ASSETS - 100% .................................................             $ 90,242,417
                                                                                            ============


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                                       35

                                        AllianceBernstein Institutional Reserves
--------------------------------------------------------------------------------

(a) All securities either mature or their interest rate changes in 397 days or less.
(b) Securities issued in reliance on section (4) 2 or Rule 144A of the Securities Act of 1933. Rule 144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined by the Adviser to be liquid pursuant to procedures adopted by the Trustees. At July 31, 2004, these securities amounted to $1,195,487,184 representing 35.7% of net assets in the Prime Portfolio.
(c)   Repurchase agreement which is terminable within 7 days.
(d) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Period Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

Glossary of Terms:

AMBAC   American Municipal Bond Assurance Corporation
AMT     Alternative Minimum Tax
BAN     Bond Anticipation Note
COP     Certificate of Participation
EDA     Economic Development Authority
FGIC    Financial Guaranty Insurance Company
FMAC    Federal Mortgage Association Corportation
FNMA    Federal National Mortgage Association
FRN     Floating Rate Note
FSA     Financial Security Assurance, Inc.
GAN     Grant Anticipation Note
GO      General Obligation
HEFA    Health & Educational Facility Authority
HFA     Housing Finance Agency / Authority
IDA     Industrial Development Agency/Authority
IDR     Industrial Development Revenue
MFHR    Multi-Family Housing Revenue
MTN     Medium Term Note
PCR     Pollution Control Revenue
RAN     Revenue Anticipation Note
SWDR    Solid Waste Disposal Revenue
TFA     Transitional Finance Authority
TRAN    Tax & Revenue Anticipation Note



--------------------------------------------------------------------------------

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

         EXHIBIT NO.      DESCRIPTION OF EXHIBIT

         11(a)(1) Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

         11(a)(2) Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant): AllianceBernstein Institutional Reserves, Inc.


By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      Chief Executive Officer


Date: September 27, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      Chief Executive Officer


Date: September 27, 2004


By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer


Date: September 27, 2004